                               JUNDT GROWTH FUND
                        JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND

                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
                                 1-800-370-0612

                            ------------------------

    The Jundt Growth Fund, Inc. ("Growth Fund"), Jundt U.S. Emerging Growth Fund ("Emerging Fund"), Jundt Opportunity Fund ("Opportunity Fund") and Jundt Twenty-Five Fund ("Twenty-Five Fund") (collectively, the "Funds") are professionally managed mutual funds. Investors in each Fund become Fund shareholders. Each Fund offers its shares in four classes (Classes A, B, C and I), each subject to different selling and other expenses. This Prospectus relates to each Fund's Class A, B and C shares (the only shares offered to the general public) and to Growth Fund's Class I shares (which are available only to certain investors).

    Each Fund's investment objective is long-term capital appreciation. However, each Fund employs its own investment strategy and therefore involves different risks.

    - GROWTH FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily medium-size to larger American growth companies.

    - EMERGING FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily American emerging growth companies.

    - OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program emphasizing a core portfolio of 30 to 50 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns.

    - TWENTY-FIVE FUND is a non-diversified fund that maintains a more concentrated portfolio of 20 to 30 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns.

    Before you invest, please read this Prospectus carefully and keep it for future reference. It contains important information about the Funds, including information on investment policies, risks and fees. A Statement of Additional Information, containing more information on the Funds, is available free of charge. You may obtain a copy by calling the Funds at 1-800-370-0612.

    SHARES OF THE FUNDS ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF ANY BANK AND ARE NOT ENDORSED OR GUARANTEED BY ANY BANK. THEY ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OF ITS AGENCIES, INCLUDING THE FEDERAL DEPOSIT INSURANCE CORPORATION. SHARES OF THE FUNDS INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

    AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ------------------------

                          PROSPECTUS DATED MAY 1, 1998
                        AS SUPPLEMENTED IN JANUARY 1999

                            SUMMARY OF RISK FACTORS

    An investment in one or more of the Funds may be appropriate if you are comfortable with a more volatile investment and are willing to take risk in the hope of achieving higher long-term returns. If you anticipate needing your money in a short time, or if you prefer a stable investment and would consider selling your Fund shares at the first sign of loss in your investment portfolio, you should consider other investment vehicles. The Funds are not designed to meet these goals.

    While mutual funds are a convenient and potentially rewarding way to invest, they do not always meet their objectives. Please remember that you could lose money with these investments.

    In normal market conditions, each Fund will be substantially invested in a portfolio of common stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

    Emerging Fund will, and Opportunity Fund and Twenty-Five Fund may, from time to time invest a substantial portion of their assets in securities of smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but their values may fluctuate more sharply than those of larger companies as well and subject the Funds to greater price volatility.

    Twenty-Five Fund will normally maintain a portfolio of only 20 to 30 stocks. This more concentrated investment portfolio may subject the Fund to greater price volatility than a mutual fund with a more diversified portfolio.

    In pursuing their investment objectives, Opportunity Fund and Twenty-Five Fund may employ leverage, sell securities short and and buy and sell futures and options contracts to generate additional investment returns. Use of each of these techniques involves significant additional investment risk.

    Each Fund may invest to a limited extent in foreign securities. Foreign securities involve risks not typically associated with domestic investments, including unfavorable changes in currency exchange rates, reduced and less reliable information about issuers and markets, different accounting standards, illiquidity of securities and markets, local economic or political instability and greater market risk in general.

    The risks of investing in each Fund are more fully explained under "Investment Objectives and Policies" below.

                               FEES AND EXPENSES

    The following tables illustrate the expenses and fees you would incur as an investor of each Fund and are designed to assist you in making investment decisions. Of course, if you are contemplating an investment in a Fund, you should also consider other relevant factors, including the Fund's investment objective and historical performance.

                                  GROWTH FUND

                                                      CLASS A(a)          CLASS B(b)         CLASS C         CLASS I(a)
                                                    --------------      --------------      ----------     --------------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge Imposed on Purchases.......       5.25%                NONE(c)             NONE(c)       5.25%
  Sales Charge Imposed on Dividend
    Reinvestments.................................        NONE                NONE                NONE           NONE
  Maximum Deferred Sales Load (as a percentage of
    original purchase price or redemption
    proceeds, whichever is lower)(d)..............       1.00%(e)            4.00%               1.00%          1.00%(e)
  Redemption Fees(d)..............................        NONE                NONE                NONE           NONE
  Exchange Fees...................................        NONE                NONE                NONE           NONE
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS):
  Investment Advisory Fees(f).....................       1.00%               1.00%               1.00%          1.00%
  12b-1 Fees......................................       0.25%               1.00%(c)            1.00%(c)        NONE
  Other Expenses..................................       0.93%               0.93%               0.93%          0.93%
                                                       -------             -------          ----------        -------
TOTAL FUND OPERATING EXPENSES.....................       2.18%               2.93%               2.93%          1.93%
                                                       -------             -------          ----------        -------
                                                       -------             -------          ----------        -------

                                 EMERGING FUND

                                                      CLASS A(a)          CLASS B(b)         CLASS C
                                                    --------------      --------------      ----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge Imposed on Purchases.......       5.25%                NONE(c)             NONE(c)
  Sales Charge Imposed on Dividend
    Reinvestments.................................        NONE                NONE                NONE
  Maximum Deferred Sales Load (as a percentage of
    original purchase price or redemption
    proceeds, whichever is lower)(d)..............       1.00%(e)            4.00%               1.00%
  Redemption fees(d)..............................        NONE                NONE                NONE
  Exchange Fees...................................        NONE                NONE                NONE
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS):
  Investment Advisory Fees(f).....................       1.00%               1.00%               1.00%
  12b-1 Fees......................................       0.25%               1.00%(c)            1.00%(c)
  Other Expenses (after reimbursements)(g)........       0.55%               0.55%               0.55%
                                                       -------             -------          ----------
TOTAL FUND OPERATING EXPENSES (AFTER
  REIMBURSEMENTS)(g)..............................       1.80%               2.55%               2.55%
                                                       -------             -------          ----------
                                                       -------             -------          ----------

                                OPPORTUNITY FUND

                                                      CLASS A(a)          CLASS B(b)         CLASS C
                                                    --------------      --------------      ----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge Imposed on Purchases.......       5.25%                NONE(c)             NONE(c)
  Sales Charge Imposed on Dividend
    Reinvestments.................................        NONE                NONE                NONE
  Maximum Deferred Sales Load (as a percentage of
    original purchase price or redemption
    proceeds, whichever is lower)(d)..............       1.00%(e)            4.00%               1.00%
  Redemption Fees(d)..............................        NONE                NONE                NONE
  Exchange Fees...................................        NONE                NONE                NONE
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS):
  Investment Advisory Fees(f).....................       1.30%               1.30%               1.30%
  12b-1 Fees......................................       0.25%               1.00%(c)            1.00%(c)
  Other Expenses (after reimbursements)(g)........       0.59%               0.59%               0.59%
                                                       -------             -------          ----------
TOTAL FUND OPERATING EXPENSES (AFTER
  REIMBURSEMENTS)(g)..............................       2.14%               2.89%               2.89%
                                                       -------             -------          ----------
                                                       -------             -------          ----------

                                TWENTY-FIVE FUND

                                                      CLASS A(a)          CLASS B(b)         CLASS C
                                                    --------------      --------------      ----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge Imposed on Purchases.......       5.25%                NONE(c)             NONE(c)
  Sales Charge Imposed on Dividend
    Reinvestments.................................        NONE                NONE                NONE
  Maximum Deferred Sales Load (as a percentage of
    original purchase price or redemption
    proceeds, whichever is lower)(d)..............       1.00%(e)            4.00%               1.00%
  Redemption Fees(d)..............................        NONE                NONE                NONE
  Exchange Fees...................................        NONE                NONE                NONE
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS):
  Investment Advisory Fees(f).....................       1.30%               1.30%               1.30%
  12b-1 Fees......................................       0.25%               1.00%(c)            1.00%(c)
  Other Expenses (after reimbursements)(g)........       0.70%               0.70%               0.70%
                                                       -------             -------          ----------
  TOTAL FUND OPERATING EXPENSES (AFTER
    REIMBURSEMENTS)(g)............................       2.25%               3.00%               3.00%
                                                       -------             -------          ----------
                                                       -------             -------          ----------

------------------------

(a) Prior to April 22, 1997, Class I shares were referred to as Class A shares, and the current Class A shares were referred to as Class D shares.

(b) Class B shares will convert automatically into Class A shares approximately 8 years after their sale. See "How to Buy Fund Shares."

(c) Class B and Class C shares are sold without a front-end sales charge; however, their higher 12b-1 fees may cause long-term Class B and Class C shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge.

(d) In addition to any applicable deferred sales loads, service agents may charge a nominal fee for effecting redemptions of Fund shares.

(e) A contingent deferred sales charge of 1% is imposed on certain redemptions of Class A shares (and in the case of Growth Fund, Class I shares) that were purchased without an initial sales charge as part of an investment of $1 million or more. See "How to Buy Fund Shares--Class A Shares--

    Initial Sales Charge Alternative" and "--Growth Fund Class I Shares--Limited Purchaser Class."

(f) The investment advisory fee paid by each Fund is higher than the investment advisory fee paid by most other mutual funds.

(g) The Investment Adviser has voluntarily agreed to reimburse Emerging Fund, Opportunity Fund and Twenty-Five Fund for Fund operating expenses in excess of the percentages indicated in the above tables during the year ending December 31, 1998. Thereafter, the Investment Adviser may discontinue or modify such reimbursements. Other Expenses and Total Fund Operating Expenses for the year ended December 31, 1997 would have been approximately 2.10% and 3.35%, 2.10% and 4.10%, and 2.10% and 4.10% for Emerging Fund's Class A, Class B and Class C shares, respectively, and approximately 5.02% and 6.57%, 5.02% and 7.32%, and 5.02% and 7.32% for Opportunity Fund's Class A, Class B and Class C shares, respectively, without the expense reimbursement. Absent expense reimbursements, Other Expenses and Total Fund Operating Expenses for Twenty-Five Fund's Class A, Class B and Class C shares for the year ending December 31, 1998 are estimated to be approximately 2.42% and 3.97%, 2.42% and 4.72% and 2.42% and 4.72%, respectively.

EXAMPLES:

    The following examples illustrates the expenses you would incur on a $1,000 investment over various periods, assuming a 5% annual return and redemption at the end of each period:

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
      GROWTH FUND
        Class A(1)....................   $73      $117      $163       $291
        Class B.......................   $70      $121      $174       $307
        Class C.......................   $40      $ 91      $154       $325
        Class I(1)....................   $71      $110      $151       $266

      EMERGING FUND
        Class A(1)....................   $70      $106      $145       $253
        Class B.......................   $66      $109      $156       $270
        Class C.......................   $36      $ 79      $136       $289

      OPPORTUNITY FUND
        Class A(1)....................   $73      $116      $161       $287
        Class B.......................   $69      $119      $172       $304
        Class C.......................   $39      $ 89      $152       $321

      TWENTY-FIVE FUND
        Class A(1)....................   $74      $119       N/A        N/A
        Class B.......................   $70      $123       N/A        N/A
        Class C.......................   $40      $ 93       N/A        N/A

------------------------

(1) Excludes the 1% contingent deferred sales charge that may be imposed on certain redemptions of Class A shares or, in the case of Growth Fund, Class I shares.

    If you invested in Class B and Class C shares, you would pay the following expenses on the same investment, assuming no redemption at the end of each period:

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
      GROWTH FUND
        Class B.......................   $30      $ 91      $154       $307
        Class C.......................   $30      $ 91      $154       $325

      EMERGING FUND
        Class B.......................   $26      $ 79      $136       $270
        Class C.......................   $26      $ 79      $136       $289

      OPPORTUNITY FUND
        Class B.......................   $29      $ 89      $152       $304
        Class C.......................   $29      $ 89      $152       $321

      TWENTY-FIVE FUND
        Class B.......................   $30      $ 93       N/A        N/A
        Class C.......................   $30      $ 93       N/A        N/A

    The purpose of the fee and expense information set forth above is to assist you in understanding the various costs and expenses that you would bear directly or indirectly in each Class of the Funds' shares. You will find more detailed information about these expenses under "Management of the Funds." The Annual Fund Operating Expenses for Growth Fund, Emerging Fund and Opportunity Fund are based on actual expenses for the year ended December 31, 1997. The Annual Fund Operating Expenses for Twenty-Five Fund represent management's good faith estimate of Fund expenses (after voluntary expense reimbursements) for the year ending December 31, 1998. The foregoing information should not be considered representations of past or future returns or expenses which may be higher or lower than those shown.

                              FINANCIAL HIGHLIGHTS

    The following Financial Highlights of the Funds have been audited by KPMG Peat Marwick LLP, the Funds' independent auditors, whose report thereon was unqualified. You should read the Financial Highlights in conjunction with the financial statements of the Funds, including the notes and the independent auditors' report, included in the 1997 Annual Report to Shareholders. The Annual Report also contains further information about the performance of the Funds. You may obtain copies without charge by calling the Funds at 1-800-370-0612. The Annual Report is incorporated by reference in the Statement of Additional Information and in this Prospectus. Prior to December 29, 1995, Growth Fund operated as a closed-end investment company.

                                  GROWTH FUND

                                                     YEAR ENDED 12/31/97                         YEAR ENDED 12/31/96
                                          -----------------------------------------   -----------------------------------------
PER SHARE DATA                            CLASS A    CLASS B    CLASS C    CLASS I    CLASS A    CLASS B    CLASS C    CLASS I
----------------------------------------  --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, beginning of
  period................................  $ 13.64    $ 13.56    $ 13.54    $ 13.69    $ 11.95    $ 11.95    $ 11.95    $ 11.95
                                          --------   --------   --------   --------   --------   --------   --------   --------
Operations:
  Net investment income (loss)..........    (0.23)     (0.32)     (0.30)     (0.19)     (0.26)     (0.36)     (0.36)     (0.23)
  Net realized and unrealized gain
    (loss) on investments and futures
    transactions........................     1.64       1.60       1.58       1.63       2.03       2.05       2.03       2.05
                                          --------   --------   --------   --------   --------   --------   --------   --------
Total from operations...................     1.41       1.28       1.28       1.44       1.77       1.69       1.67       1.82
Distributions to shareholders:
From investment income--net.............    --         --         --         --         --         --         --         --
From realized capital gains--net........    (0.85)     (0.85)     (0.85)     (0.85)     (0.08)     (0.08)     (0.08)     (0.08)
Tax return of capital...................    --         --         --         --         --         --         --         --
                                          --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, end of period..........  $ 14.20    $ 13.99    $ 13.97    $ 14.28    $ 13.64    $ 13.56    $ 13.54    $ 13.69
                                          --------   --------   --------   --------   --------   --------   --------   --------
                                          --------   --------   --------   --------   --------   --------   --------   --------
Total investment return (1).............    10.67%      9.77%      9.82%     10.85%     14.81%     14.14%     13.97%     15.22%
Net assets at end of period (000s
  omitted)..............................  $   604    $   189    $    80    $80,964    $   340    $    37    $     2    $96,458
Ratio of expenses to average net
  assets................................     2.18%      2.93%      2.93%      1.93%      2.13%      2.88%      2.88%      1.88%
Ratio of net investment income (loss) to
  average net assets....................    (1.49)%    (2.28)%    (2.32)%    (1.22)%    (1.81)%    (2.53)%    (2.49)%    (1.56)%
Portfolio turnover rate (excluding
  short-term securities)................      115%       115%       115%       115%        57%        57%        57%        57%
Average commission per share (2)........  $0.0600    $0.0600    $0.0600    $0.0600    $0.0599    $0.0599    $0.0599    $0.0599
                                          --------   --------   --------   --------   --------   --------   --------   --------
                                          --------   --------   --------   --------   --------   --------   --------   --------

                                                       PERIOD                              PERIOD
                                                        FROM                                FROM
                                            YEAR       7/01/94      YEAR        YEAR       9/3/91*
                                            ENDED        TO         ENDED       ENDED        TO
PER SHARE DATA                            12/31/95    12/31/94     6/30/94     6/30/93     6/30/92
----------------------------------------  ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of
  period................................  $  14.95    $  13.53    $   15.10   $   13.78   $  14.07
                                          ---------   ---------   ---------   ---------   ---------
Operations:
  Net investment income (loss)..........     (0.12)      (0.07)       (0.11)      (0.05)      0.13
  Net realized and unrealized gain
    (loss) on investments and futures
    transactions........................      2.71        1.83        (0.57)       1.38      (0.30)
                                          ---------   ---------   ---------   ---------   ---------
Total from operations...................      2.59        1.76        (0.68)       1.33      (0.17)
Distributions to shareholders:
From investment income--net.............     --          --          --           (0.01)     (0.12)
From realized capital gains--net........     (5.59)      --           (0.52)     --          --
Tax return of capital...................     --          (0.34)       (0.37)     --          --
                                          ---------   ---------   ---------   ---------   ---------
Net asset value, end of period..........  $  11.95    $  14.95    $   13.53   $   15.10   $  13.78
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
Total investment return (1).............     17.81%      13.06%       (4.53)%      9.64%     (1.30)%
Net assets at end of period (000s
  omitted)..............................  $140,642    $223,317    $ 202,192   $ 473,768   $465,055
Ratio of expenses to average net
  assets................................      1.60%       1.58%+       1.55%       1.40%      1.37%+
Ratio of net investment income (loss) to
  average net assets....................     (0.72)%     (0.98)%+     (0.63)%     (0.36)%     1.05%+
Portfolio turnover rate (excluding
  short-term securities)................       155%         19%          70%         66%        20%
Average commission per share (2)........       N/A         N/A          N/A         N/A        N/A
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------

----------------------------------------

*   Commencement of operations.

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods prior to December 29, 1995 reflect performance of Growth Fund as a closed-end fund (assuming reinvestment of distributions pursuant to Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end fund, Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total investment returns for periods of less than one full year are not annualized.

(2) For fiscal years beginning in 1996, Growth Fund is required to disclose its average commission rate per share for purchases and sales of investment securities subject to a commission.

+   Adjusted to an annual basis.

                                 EMERGING FUND

                                                  YEAR ENDED 12/31/97                 PERIOD FROM 1/2/96* TO 12/31/96
                                          ------------------------------------      ------------------------------------
PER SHARE DATA                            CLASS A       CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
----------------------------------------  --------      --------      --------      --------      --------      --------
Net asset value, beginning of period....  $  12.42      $  12.37      $  12.36      $  10.00      $  10.00      $  10.00
                                          --------      --------      --------      --------      --------      --------
Operations:
  Investment loss--net..................     (0.11)        (0.21)        (0.21)        (0.14)        (0.24)        (0.24)
  Net realized and unrealized gain
    (loss) on investments, futures
    transactions and short sale
    transactions........................      4.09          4.05          4.04          4.47          4.52          4.51
                                          --------      --------      --------      --------      --------      --------
Total from operations...................      3.98          3.84          3.83          4.33          4.28          4.27
Distributions to shareholders:
  From realized capital gains--net......     (3.31)        (3.31)        (3.31)        (1.91)        (1.91)        (1.91)
                                          --------      --------      --------      --------      --------      --------
Net asset value, end of period..........  $  13.09      $  12.90      $  12.88      $  12.42      $  12.37      $  12.36
                                          --------      --------      --------      --------      --------      --------
                                          --------      --------      --------      --------      --------      --------
Total investment return(1)..............     33.54%        32.55%        32.50%        43.40%        42.90%        42.82%
Net assets at end of period (000s
  omitted)..............................  $  2,117      $  3,786      $  1,519      $  1,275      $  1,709      $  1,766
Ratio of expenses, before reimbursement,
  to average net assets.................      3.35%         4.10%         4.10%         3.83%+        3.62%+        4.32%+
Ratio of expenses, net of reimbursement,
  to average net assets.................      1.80%         2.55%         2.55%         1.80%+        2.55%+        2.55%+
Ratio of net investment loss to average
  net assets............................     (0.88)%       (1.63)%       (1.63)%       (1.36)%+      (2.15)%+      (2.13)%+
Portfolio turnover rate (excluding
  short-term securities)................       264%          264%          264%          204%          204%          204%
Average commission per share............  $ 0.0600      $ 0.0600      $ 0.0600      $ 0.0600      $ 0.0600      $ 0.0600
                                          --------      --------      --------      --------      --------      --------
                                          --------      --------      --------      --------      --------      --------

------------------------

*   Commencement of operations.

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

+   Adjusted to an annual basis.

                                OPPORTUNITY FUND

                                                  YEAR ENDED 12/31/97                PERIOD FROM 12/26/96* TO 12/31/96
                                          ------------------------------------      ------------------------------------
PER SHARE DATA                            CLASS A       CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
----------------------------------------  --------      --------      --------      --------      --------      --------
Net asset value, beginning of period....  $   9.87      $   9.87      $   9.87      $  10.00      $  10.00      $  10.00
                                          --------      --------      --------      --------      --------      --------
Operations:
  Investment loss--net..................     (0.17)        (0.26)        (0.25)        --            --            --
  Net realized and unrealized gain
    (loss) on investments, futures
    transactions and short sale
    transactions........................      4.12          4.12          4.10         (0.13)        (0.13)        (0.13)
                                          --------      --------      --------      --------      --------      --------
Total from operations...................      3.95          3.86          3.85         (0.13)        (0.13)        (0.13)
Distributions to shareholders:
  From realized capital gains--net......     (2.79)        (2.79)        (2.79)        --            --            --
                                          --------      --------      --------      --------      --------      --------
Net asset value, end of period..........  $  11.03      $  10.94      $  10.93      $   9.87      $   9.87      $   9.87
                                          --------      --------      --------      --------      --------      --------
                                          --------      --------      --------      --------      --------      --------
Total investment return(1)..............     41.15%        40.25%        40.12%        (1.30)%       (1.30)%       (1.30)%
Net assets at end of period (000s
  omitted)..............................  $  1,084      $  2,298      $    427      $    112      $      1      $      1
Ratio of expenses, before reimbursement,
  to average net assets.................      6.85%         7.50%         7.63%         4.23%+        4.98%+        4.98%+
Ratio of expenses, excluding interest
  expense, to average net assets........      6.57%         7.32%         7.32%         4.23%+        4.98%+        4.98%+
Ratio of expenses, net of reimbursement
  and excluding interest expense, to
  average net assets....................      2.14%         2.89%         2.89%         2.14%+        2.89%+        2.89%+
Ratio of net investment loss to average
  net assets............................     (1.71)%       (2.36)%       (2.49)%       (2.14)%+      (2.98)%+      (3.02)%+
Portfolio turnover rate (excluding
  short-term securities)................       298%          298%          298%            0%            0%            0%
Average commission per share(2).........  $ 0.0600      $ 0.0600      $ 0.0600        N/A           N/A           N/A
                                          --------      --------      --------      --------      --------      --------
                                          --------      --------      --------      --------      --------      --------

------------------------

*   Commencement of operations.

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

+   Adjusted to an annual basis.

(2) For the period ended December 31, 1996, Opportunity Fund did not incur commissions as a result of securities being purchased in the over-the-counter market.

                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES

    Each Fund's investment objective is long-term capital appreciation. As with any mutual fund, the Funds cannot assure investors that their investment objectives will be achieved. Generation of current income is not an objective of the Funds. Investors looking for current income or short-swing market gains are discouraged from investing in the Funds.

    Each Fund's investment objective, together with certain other investment policies and restrictions designated in this Prospectus as "fundamental" may not be changed without the approval of the Fund's shareholders. Other policies and restrictions may be changed without shareholder approval.

INVESTMENT POLICIES AND RISK CONSIDERATIONS

    In pursuing its investment objective, each Fund employs its own investment strategy and policies. An investment in each Fund, therefore, involves different risks.

    - GROWTH FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily medium-size to larger American growth companies. In normal market conditions, at least half of the Fund's portfolio will be invested in stocks of companies with annual revenues over $750 million. Up to 20% of the Fund's assets may be invested in foreign securities. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions for hedging purposes but not to generate additional investment returns.

    - EMERGING FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily American emerging growth companies. In normal market conditions, at least half of the Fund's portfolio will be invested in stocks of companies with annual revenues less than $750 million. Up to 10% of the Fund's assets may be invested in foreign securities. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions for hedging purposes but not to generate additional investment returns.

    - OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program emphasizing, in normal market conditions, a core portfolio of 30 to 50 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns. As described below, these techniques involve additional risk. Up to 10% of the Fund's assets may be invested in foreign securities.

    - TWENTY-FIVE FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of 20 to 30 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns. As described below, these techniques involve additional risk. Up to 10% of the Fund's assets may be invested in foreign securities.

    SELECTION OF EQUITY INVESTMENTS. The Investment Adviser seeks to invest in stocks of the fastest growing American companies with limited investments in comparable foreign companies. In normal market conditions, at least 65% of each Fund's assets must be invested in equity investments. For each of the Funds, the Investment Adviser seeks companies it believes offer significant potential for growth in revenue and earnings. The Investment Adviser believes that such companies offer investors the greatest potential for long-term capital appreciation. The Investment Adviser uses a long-term fundamental approach in identifying such companies. A "fundamental" approach includes looking at a company's revenue and earnings growth, competitive advantages, management and market opportunities and evaluating whether its stock is fairly valued at the current market price. In general, the Investment Adviser selects investments without regard to industry sectors and other defined selection procedures.

    INVESTMENTS IN SMALLER COMPANIES. Emerging Fund will, and Opportunity Fund and Twenty-Five Fund may, from time to time invest a substantial portion of their assets in securities issued by smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities and the Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    SHORT SALES. When the Investment Adviser anticipates that the price of a security will decline, it may sell the security short on behalf of Opportunity Fund or Twenty-Five Fund and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. All short sales must be fully collateralized, and neither Fund may sell securities short if, immediately after the sale, the value of all securities sold short by the Fund exceeds 25% of the Fund's total assets. In addition, each Fund limits short sales of any one issuer's securities to 5% of the Fund's total assets and to 5% of any one class of the issuer's securities.

    FOREIGN SECURITIES. Growth Fund may invest up to 20%, and Emerging Fund, Opportunity Fund and Twenty-Five Fund may each invest up to 10%, of the value of its total assets in securities of foreign issuers. Each Fund may only purchase foreign securities that are represented by American Depository Receipts listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. Interest or dividend payments on such securities may be subject to foreign withholding taxes. The Funds' investments in foreign securities involve considerations and risks not typically associated with investments in securities of domestic companies, including unfavorable changes in currency exchange rates, reduced and less reliable information about issuers and markets, different accounting standards, illiquidity of securities and markets, local economic or political instability and greater market risk in general.

    DEBT SECURITIES. In normal market conditions, each Fund may invest up to 35% of its total assets in "investment grade" debt securities. However, when the Investment Adviser believes that a defensive investment posture is warranted, each Fund may invest without limitation in investment grade debt securities. Debt securities are "investment grade" if they are rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P") or, if they are unrated, if the Investment Adviser believes that they are comparable in quality. Securities rated Baa or BBB (and similar unrated securities) lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. A Fund will not necessarily dispose of an investment if, after its purchase, its rating slips below investment grade. However, the Investment Adviser will monitor such investments closely and will sell such investments if the Investment Adviser at any time believes that it is in the Fund's best interests. Each Fund also may invest in non-investment grade "convertible" debt securities. See "Convertible Securities."

    CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. A convertible security (a bond or preferred stock) may be converted at a stated price within a specified period of time into a certain number of common shares of the same or a different issuer. Convertible securities are senior to common stock in an issuer's capital structure, but are usually subordinate to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income from common stocks but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuer's common stock. Each Fund may invest in non-investment grade convertible debt securities. Such securities (sometimes referred to as "junk bonds") are considered speculative and may be in poor credit standing or even in default as to payments of principal or interest. Moreover, such securities generally are less liquid than investment grade debt securities.

    BORROWING AND LEVERAGE. Opportunity Fund and Twenty-Five Fund may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases such Funds' market exposure and their risk. When a Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not borrowed money. In addition, the interest the Fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage depends on the Investment Adviser's ability to predict market movements correctly. The amount of money borrowed by a Fund for leverage may not exceed one-third of the Fund's assets (including the amount borrowed).

    OPTIONS AND FUTURES. Each Fund may buy and sell call and put options and futures contracts and related options (including index futures contracts and related options) to hedge against changes in net asset value and, in the case of Opportunity Fund and Twenty-Five Fund, to attempt to realize a greater current return. There is no assurance that the Funds will be able to utilize these instruments effectively for the purposes stated above. Options and futures contracts transactions involve certain costs and risks, which are described below and in the Statement of Additional Information.

    Successful use of futures contracts and related options depends greatly on the Investment Adviser's ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss. In addition, changes in the price of futures contracts or options may not correlate perfectly with the changes in the market value of the securities subject to a hedge. As a result, even a correct market forecast could result in an unsuccessful hedging transaction.

    Other risks arise from a Fund's potential inability to close out futures contracts or options positions. Although each Fund will enter into options or futures contracts transactions only if the Investment Adviser believes that a liquid secondary market exists for such options or futures contracts, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, certain provisions of the Internal Revenue Code may limit each Fund's ability to engage in options and futures contracts transactions.

    Opportunity Fund and Twenty-Five Fund may use futures contracts and related options to enhance investment returns in addition to hedging against market risk. Such use of futures contracts involves risks similar to the use of leverage. Within applicable regulatory limits, Opportunity Fund and Twenty-Five Fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.

    Each Fund expects that its options and futures contracts transactions generally will be conducted on recognized exchanges. Each Fund may in certain instances purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions may be unable to meet their obligations to the Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Investment Adviser, the pricing mechanism and liquidity of over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

    Options and futures contracts involve transaction costs and may require each Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

    NON-DIVERSIFICATION. As "non-diversified" funds, Opportunity Fund and Twenty-Five Fund may invest in a more limited number of issuers than "diversified" funds. This subjects the Funds to greater exposure if the value of any one portfolio investment were to decline. However, neither Fund may invest more than 25% of its assets in any one issuer (excluding U.S. Government securities). Additionally, 50% of each such Fund's assets must be fully diversified. This means that no one issuer (excluding U.S. Government securities) in that half of the portfolio may account for more than 5% of the Fund's total assets.

    SECTOR CONCENTRATION. At times, each Fund may invest more than 25% of its assets in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector will have a greater impact on the Fund than if it had not concentrated in that sector.

    SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each Fund may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

    PORTFOLIO TURNOVER. Each Fund is managed for long-term capital appreciation. However, the Fund's annual portfolio turnover rates (a measure of change in fund investments) have from time to time historically exceeded 100%. Higher portfolio turnover generally involves additional transaction costs to a Fund and may also result in faster realization of taxable capital gains.

INVESTMENT RESTRICTIONS

    Each Fund has adopted certain fundamental investment restrictions which may not be changed without shareholder approval. These restrictions prohibit each Fund, among other matters, from: (a) investing more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries); or (b) borrowing money, except from banks for temporary or emergency purposes or, in the case of Opportunity Fund and Twenty-Five Fund, as required in connection with otherwise permissible leverage activities in an amount not in excess of one-third of the value of the Fund's total assets. Additionally, each Fund has adopted certain non-fundamental investment restrictions which may be changed by the Board of Directors without the approval of the Fund's shareholders. See the Statement of Additional Information for a listing of each Fund's investment restrictions.

BROKERAGE AND PORTFOLIO TRANSACTIONS

    The Investment Adviser is responsible for investment decisions and for executing each Fund's portfolio transactions. The Funds have no obligation to execute transactions with any particular broker-dealer. The Investment Adviser seeks to obtain the best combination of price and execution for each Fund's transactions. However, the Funds do not necessarily pay the lowest commission.

    Where best price and execution may be obtained from more than one broker-dealer, the Investment Adviser may purchase and sell securities through broker-dealers that provide research and other valuable information to the Investment Adviser. Such information may be useful to the Investment Adviser in providing services to clients other than the Funds.

    Consistent with the rules and regulations of the National Association of Securities Dealers, Inc., the Investment Adviser may consider distribution of Fund shares when choosing broker-dealers.

    Other clients of the Investment Adviser have investment objectives similar to those of the Funds. The Investment Adviser, therefore, may combine the purchase or sale of investments for the Funds and its other clients. Such simultaneous transactions may increase the demand for the investments being purchased or the supply of the investments being sold, which may have an adverse effect on price or quantity. The Investment Adviser's policy is to allocate investment opportunities fairly among the clients involved, including the Funds. When two or more clients are purchasing or selling the same security on a given day from or through the same broker-dealer, such transactions may be averaged as to price.

                            MANAGEMENT OF THE FUNDS

    The Board of Directors is responsible for the overall management and operation of each Fund. The Fund's officers are responsible for the day-to-day operations of the Fund under the Board's supervision.

INVESTMENT ADVISER

    The Investment Adviser is responsible for the management of the Funds' investment portfolios. The Investment Adviser was incorporated in December 1982. As of December 31, 1997, the Investment Adviser managed approximately $1 billion of assets for the Funds and other institutional clients.

    Growth Fund and Emerging Fund pay the Investment Adviser advisory fees of 1.00% per year of each Fund's average daily net assets. Opportunity Fund and Twenty-Five Fund pay the Investment Adviser advisory fees of 1.30% per year of each Fund's average daily net assets. Most other mutual funds pay their investment advisers lower fees.

    James R. Jundt serves as Chairman of the Board and Chief Executive Officer of the Investment Adviser and owns 95% of its stock. A trust benefiting Mr. Jundt's children and grandchildren owns the remaining 5% of the Investment Adviser's stock.

PORTFOLIO MANAGERS

    The Investment Adviser employs a team approach in conducting its portfolio management activities, and all investment decisions are made by one or both of the firm's portfolio managers: James R. Jundt and Marcus E. Jundt.

    James R. Jundt, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis, Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded the Investment Adviser. He has served as Chairman of the Board, President and Chief Executive Officer of Growth Fund since 1991 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 34 years of investment experience. Mr. Jundt also serves as Chairman of the Board of the Distributor.

    Marcus E. Jundt, son of James R. Jundt, has been Vice Chairman of the Investment Adviser since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. He has served as a portfolio manager of Growth Fund since 1992 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 11 years of investment and related experience. Mr. Jundt also serves as the President of the Distributor.

    Effective in January 1999, Donald M. Longlet and Thomas L. Press, formerly portfolio managers of the Funds and the Adviser, resigned from the Adviser.

ADMINISTRATOR

    Princeton Administrators, L.P. (the "Administrator"), an affiliate of Merrill Lynch, Pierce, Fenner & Smith, Inc., performs various administrative and accounting services for the Funds. Growth Fund currently pays the Administrator fees of .20% per year of the Fund's average daily net assets. Emerging Fund, Opportunity Fund and Twenty-Five Fund each pay the Administrator fees of .20% per year of the Fund's average daily net assets (subject to a minimum of $40,000 per year per Fund).

DISTRIBUTOR; RULE 12b-1 DISTRIBUTION PLANS

    U.S. Growth Investments, Inc. (the "Distributor"), a firm owned by James R. Jundt, serves as the distributor for each Fund. Each Fund has adopted Rule 12b-1 Distribution Plans with respect to its Class A, B and C shares. Each Class A, Class B and Class C Distribution Plan provides that the Distributor will be paid an "account maintenance fee" of 0.25% per year of the average daily net assets of such Class. This fee is used to compensate the Distributor and firms authorized to sell Fund shares for providing various services to Fund shareholders, such as answering shareholder questions, providing reports and other information and providing various other account-related investor services. Each Class B and Class C Distribution Plan also provides that the Distributor will be paid a "distribution fee" of 0.75% per year of the average daily net assets of such Class. This fee is used to compensate the Distributor for advertising, marketing and distributing Class B and Class C shares, including paying initial and ongoing sales compensation to the Distributor's sales representatives and to firms authorized to sell shares. Firms authorized to sell Fund shares, therefore, may receive different amounts of compensation depending upon which Class of shares is sold.

    In addition, the Distributor may pay certain additional cash incentives of up to $100 and/or non cash incentives to its investment executives and other authorized firms. In some instances, other incentives may be made available only to selected broker-dealers and financial institutions, based on certain objective standards. In addition, the Distributor may pay additional amounts to qualifying broker-dealers or firms for certain services or activities which are primarily intended to result in sales of Fund shares.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN; SUBACCOUNTING AGENTS

    Investors Fiduciary Trust Company (the "Transfer Agent"), 330 West 9th Street, Kansas City, Missouri 64105, serves as the Funds' transfer agent and dividend disbursing agent. Norwest Bank Minnesota, N.A., Norwest Center, Sixth and Marquette, Minneapolis, Minnesota 55479, serves as the Funds' custodian. In addition, the Funds compensate certain broker-dealers that sell Fund shares for performing various accounting and administrative services with respect to large street-name accounts maintained by such broker-dealers.

YEAR 2000 ISSUES

    Many existing computer programs and systems, including some used by the Investment Adviser, the Administrator, the Transfer Agent and the Funds' custodian bank in connection with their respective services to the Funds, have been written in such a way that, without modification, they will not properly process and calculate date-related information and data from and after January 1, 2000. The Funds have been advised that the Investment Adviser, the Administrator, the Transfer Agent and the Funds' custodian bank are in the process of making any required modifications of their programs and systems and that they believe that they will complete such modifications on a timely basis and will be able to properly process such information and data for the Funds after that date. The cost of these modifications will not affect the Funds. However, failure by any of the Funds' service providers to successfully complete the required modifications in a timely manner could have a material adverse impact on the Funds.

                             HOW TO BUY FUND SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS

    Each Fund offers you the choice among three Classes of shares, namely, Classes A, B and C, which offer different sales charges and bear different expenses. THE FUNDS' CLASS I SHARES ARE OFFERED FOR SALE EXCLUSIVELY TO CERTAIN SPECIFIED INVESTORS AND ARE NOT OFFERED FOR SALE TO THE GENERAL PUBLIC. You should choose the class of shares that is best for you given the amount of your purchase, the length of time you expect to hold the shares and other factors.

GENERAL PURCHASE INFORMATION

    The minimum initial investment is $1,000. The minimum additional investment is $50. A Fund may waive or reduce these minimums for certain retirement and employee savings plans or custodial accounts for the benefit of minors. You may purchase Fund shares from the Distributor, the Transfer Agent and firms that have selling agreements with the Distributor. You may buy shares by opening an account either by mail or by phone. Your purchase will be effective at the time the net asset value of the Fund you choose is determined on the day your order for the purchase of the shares is received in good form and accepted by the Fund. The purchase price will be the net asset value per share determined at that time, plus any sales charges.

    In placing your order, you must specify which Class of shares you are buying. If no Class is specified, your order will be treated as an investment in Class A shares.

    AUTOMATIC INVESTMENT PLAN. You may make automatic monthly investments through each Fund's Automatic Investment Plan. For additional information, call your broker or the Funds.

    PURCHASES BY MAIL. To open an account by mail, complete the attached general authorization form and mail it, along with a check payable to the Fund, to: Jundt Family of Funds, P.O. Box 419168, Kansas City, MO 64141-6168 (for regular mail) or 330 West 9th Street, Kansas City, MO 64105 (for overnight delivery). You may not purchase shares with a third party check.

    PURCHASES BY TELEPHONE. To open an account by telephone, call 1-800-370-0612 to obtain an account number and instructions. Information concerning the account will be taken over the phone. You must then request a commercial bank with which you have an account and which is a member of the Federal Reserve System to transmit Federal Funds by wire to the Fund you choose as follows: State Street Bank & Trust Company, ABA #011000028, for credit of:
[Name of Fund], Account No.: 9905-154-2, Account Number: [assigned by telephone]. Your bank may charge you for the wire transfer. You must then complete the general authorization form attached to this Prospectus and mail it to the Fund after making the initial telephone purchase.

    PURCHASES BY TAX-DEFERRED RETIREMENT PLANS. You may establish an account in any Fund as an Individual Retirement Account ("IRA"). You should consult with your tax advisor to determine if you qualify to deduct all or part of any IRA contribution for purposes of federal and state income tax returns. You may also be able to purchase Fund shares as an investment for other qualified retirement plans in which you participate, such as profit-sharing and money purchase plans, 401(k) programs, 403(b) plans, Simplified Employer Pension (SEP) Plans and others. You should consult your employer or plan administrator before investing. Call the Funds at 1-800-370-0612 for more information and application forms.

    PURCHASES THROUGH CERTAIN BROKERS AND AGENTS. In addition to any applicable front-end or contingent deferred sales charges, you may be charged an additional fee at the time you purchase or redeem Fund shares through a broker or agent. No charges (other than wire transfer charges) currently are imposed if purchases or redemptions are made directly through the Transfer Agent or Distributor.

CLASS A SHARES--INITIAL SALES CHARGE ALTERNATIVE

    Class A shares of each Fund are sold at their net asset value next determined after an order is received plus the applicable front-end sales charge ("FESC"). The Fund receives the net asset value. The FESC varies depending on the size of the purchase. Of the total FESC, your broker's employer receives the amount under the "Your Broker Receives" column in the table below. The balance of the FESC is retained by the Distributor. The current FESC schedule is as follows:

                                FRONT-END SALES CHARGE (YOU PAY)
                                ---------------------------------   YOUR BROKER RECEIVES
                                  (AS A % OF        (AS A % OF           (AS A % OF
AMOUNT OF INVESTMENT            OFFERING PRICE)   NET INVESTMENT)     OFFERING PRICE)
------------------------------  ---------------   ---------------   --------------------
Less than $25,000.............       5.25%             5.54%                4.50%
$25,000 but less than
  $50,000.....................       4.75%             4.99%                4.25%
$50,000 but less than
  $100,000....................       4.00%             4.17%                3.50%
$100,000 but less than
  $250,000....................       3.00%             3.09%                2.50%
$250,000 but less than
  $1,000,000..................       2.00%             2.04%                1.75%
$1,000,000 and greater........       NONE*             NONE*                 *

------------------------

* On investments of $1 million or more, the Distributor will pay your broker a commission of 1% of the investment amount up to $2.5 million, 0.50% of the amount between $2.5 million and $5 million and 0.25% of the amount over $5 million. If you redeem these shares within one year, a contingent deferred sales charge of 1% will be deducted from your redemption proceeds and paid to the Distributor. See "How to Redeem Your Fund Shares--Contingent Deferred Sales Charge."

    In addition to your broker's portion of the FESC, the Distributor pays your broker's employer an annual fee of 0.25% of your Fund investment beginning one year after you purchase your shares.

    SPECIAL PURCHASE PLANS--REDUCED SALES CHARGES. Certain investors (or groups of investors) may qualify for reductions in the sales charges shown above. You should contact your broker or the Funds for details about the Combined Purchase Privilege, Cumulative Quantity Discount and Letter of Intention plans. Descriptions are also included in the attached general authorization form and in the Statement of Additional Information. The Distributor may amend or eliminate these special purchase plans at any time without notice.

    RULE 12b-1 FEES. Class A shares are subject to a Rule 12b-1 account maintenance fee of 0.25% per year of the average daily net assets of Class A. See "Management of the Funds--Distributor; Rule 12b-1 Distribution Plans."

    WAIVER OF SALES CHARGES. You will not be charged an FESC or a contingent deferred sales charge if you pay for your Class A shares with the proceeds from your redemption of an unrelated mutual fund that charges a sales charge. To qualify, your purchase order for Class A shares must be received by the Funds within 60 days after such redemption.

    You also will not be charged an FESC or a contingent deferred sales charge if you are in one of the following categories of investors:

    - Investment executives and other employees of broker-dealers and financial institutions that have entered into selling agreements with the Distributor, employees of contractual service providers to the Funds, and parents and immediate family members of such persons.

    - Trust companies and bank trust departments for funds held in a fiduciary, agency, advisory, custodial or similar capacity.

    - States and their political subdivisions, and instrumentalities, departments, authorities and agencies of states and their political subdivisions.

    - Registered investment advisers and their investment advisory clients.

    - Employee benefit plans qualified under Section 401(a) of the Code (which does not include IRAs) and custodial accounts under Section 403(b)(7) of the Code (also known as tax-sheltered annuities).

CLASS B SHARES--CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

    Class B shares of each Fund are sold at their net asset value next determined after an order is received. However, a contingent deferred sales charge ("CDSC") of up to 4% will be deducted from your redemption proceeds if your Class B shares are redeemed within six years of purchase. See "How to Redeem Your Fund Shares--Contingent Deferred Sales Charge." In addition, Class B shares are subject to higher Rule 12b-1 fees, as described below. The CDSC depends on the number of years since the purchase was made, according to the following table, and is calculated on the lesser of the net asset value of the shares at the time of purchase or at the time of redemption. The Distributor receives all CDSCs.

                                                              CDSC (% OF
                                                            AMOUNT SUBJECT
      REDEMPTION DURING                                       TO CHARGE)
      ----------------------------------------------------  --------------
      1st Year Since Purchase.............................         4%
      2nd Year Since Purchase.............................         4%
      3rd Year Since Purchase.............................         3%
      4th Year Since Purchase.............................         3%
      5th Year Since Purchase.............................         2%
      6th Year Since Purchase.............................         1%
      Thereafter..........................................       None

    Although you do not pay an FESC or any other charges at the time you purchase Class B shares, the Distributor pays the firm employing your broker a commission of 4% of the amount you invest. The Distributor also pays your broker's employer an annual fee of 0.25% of your Fund investment beginning one year after you purchase your shares. Because Class B shares may not be the best choice for you if you intend to invest $250,000 or more, orders for Class B shares of $250,000 or more will be treated as orders for Class A shares or declined.

    RULE 12b-1 FEES. Class B shares are subject to a Rule 12b-1 account maintenance fee of 0.25% per year of the average daily net assets of Class B and a Rule 12b-1 distribution fee of 0.75% per year of the average daily net assets of Class B. See "Management of the Funds--Distributor; Rule 12b-1

Distribution Plans." The higher Rule 12b-1 fee will cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares.

    CONVERSION FEATURE. On the 15th day of the month (or the next business day if the 15th is on a weekend or holiday) following the eighth anniversary of your purchase of Class B shares, such shares (including a proportionate amount of reinvested distributions on such shares) will automatically convert to Class A shares and will no longer be subject to Class B's higher Rule 12b-1 fees. Your Class B shares will convert into Class A shares on the basis of their relative net asset values. The Class A shares you receive will not be subject to any FESC or CDSC. Class B shares acquired by exercise of the "reinstatement privilege" will convert into Class A shares based on the time of the original purchase of Class B shares. See "How to Redeem Your Fund Shares--Reinstatement Privilege."

CLASS C SHARES--LEVEL LOAD ALTERNATIVE

    Class C shares of each Fund are sold at their net asset value next determined after an order is received. However, a CDSC of 1% will be deducted from your redemption proceeds if your Class C shares are redeemed within one year of purchase. See "How to Redeem Your Fund Shares--Contingent Deferred Sales Charge." In addition, Class C shares are subject to higher Rule 12b-1 fees, as described below. The Distributor receives all CDSCs.

    Although you do not pay a FESC or any other charges at the time you purchase Class C shares, the Distributor pays the firm employing your broker a commission of 1% of the amount you invest. The Distributor also pays your broker's employer an annual fee of 1% of your Fund investment beginning one year after you purchase your shares.

    RULE 12b-1 FEES. Class C shares are subject to a Rule 12b-1 account maintenance fee of 0.25% per year of the average daily net assets of Class C and a Rule 12b-1 distribution fee of 0.75% per year of the average daily net assets of Class C. See "Management of the Funds--Distributor; Rule 12b-1 Distribution Plans." The higher Rule 12b-1 fee will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares.

    As between Class B and Class C shares, if you anticipate an investment in a Fund of longer than six years (the CDSC period applicable to Class B shares), you may conclude that Class B shares are preferable to Class C shares because the Class B shares will automatically convert to Class A shares (to which lower Rule 12b-1 fees apply) after eight years. However, if you anticipate an investment time frame of less than six years (or an uncertain time frame) you may choose Class C shares because of the larger and longer-term CDSC applicable to Class B shares.

GROWTH FUND CLASS I SHARES--LIMITED PURCHASER CLASS

    GROWTH FUND'S CLASS I SHARES ARE NOT GENERALLY AVAILABLE FOR SALE TO THE PUBLIC. You may purchase Growth Fund's Class I shares only if you:

    - were a shareholder of Growth Fund on December 28, 1995 and have continued to be a shareholder in one or more of the Funds ever since; or

    - are a director, officer, employee or consultant to the Fund (including a partner or employee of the Fund's legal counsel), the Investment Adviser or the Distributor, an immediate family member of such a person, or a lineal ancestor (parent, grandparent, etc.) or descendant (child, grandchild, etc.) of such a person.

    Accounts benefitting any of such persons also may purchase Class I shares.

    Growth Fund's Class I shares are sold at their net asset value next determined after an order is received plus the applicable FESC. Growth Fund receives the net asset value. The current FESC schedule, which varies with the amount of the investment, and the allocation of the FESC between the Distributor and your broker's employer, are the same as set forth for Class A shares. See "Class A Shares--Initial Sales Charge Alternative." Growth Fund's Class I shares are not subject to any Rule 12b-1 fees.

    WAIVER OF SALES CHARGES. The FESC is not imposed on investments in Growth Fund's Class I shares by any category of investors qualifying for FESC waivers with respect to Class A shares. See "Class A Shares--Initial Sales Charge Alternative--Waiver of Sales Charges." The FESC also is not imposed on investments in Growth Fund's Class I shares by directors, officers, employees or consultants to the Fund, the Investment Adviser or the Distributor, immediate family members of such persons, lineal ancestors or descendants of such persons, or accounts benefitting any of these persons.

    SPECIAL PURCHASE PLANS--REDUCED SALES CHARGES. Certain investors (or groups of investors) may qualify for reductions in, or waivers of, the sales charges on Growth Fund Class I Shares. You should contact your broker or the Funds for details about the Combined Purchase Privilege, Cumulative Quantity Discount and Letter of Intention plans. Descriptions are also included in the attached general authorization form and in the Statement of Additional Information. The Distributor may amend or eliminate these special purchase plans at any time without notice.

                         HOW TO REDEEM YOUR FUND SHARES

    You normally may redeem your Fund shares on any business day at their net asset value (minus any applicable CDSC) next determined after the Fund has received your redemption request in good order. The Funds normally make payment within three days thereafter. However, if you very recently purchased such shares by personal check, your redemption payment may be delayed (typically for not more than 15 days) to permit your check to clear.

    If you own more than one Class of a Fund's shares, you should specify the Class or Classes of shares being redeemed. The value of shares redeemed may be more or less than their original cost depending upon their net asset value at the time of redemption.

    You may not redeem your Fund shares on any day that the New York Stock Exchange is closed (normally, weekends and national holidays). The Funds also may suspend your right of redemption if permitted by applicable laws and rules that are designed to protect Fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the Funds to determine their net asset values or to sell their investments in an orderly manner).

    If redemptions cause any of your Fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the Fund notifies you in writing, the Fund may close your account and mail you a check for your account balance.

SIGNATURE GUARANTEES

    Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

    - You request to redeem more than $50,000 worth of shares.

    - Your account registration or address has changed within the last 30 days.

    - The check is being mailed to a different address than the one on your account.

    - The check is being made payable to someone other than the account owner.

    - The redemption or exchange proceeds are being transferred to an account with a different registration.

    You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

CONTINGENT DEFERRED SALES CHARGE

    Any applicable CDSCs will be calculated and based on the lesser of the net asset value of the shares at the time of purchase or at the time of redemption. No CDSC will be imposed on any redeemed shares that represent reinvestment of distributions. The CDSC calculation will be determined in the manner that results in the lowest rate being charged. Therefore, it will be assumed that a redemption of Class B or Class C shares is made first of shares representing reinvestment of distributions and then of remaining shares held by the shareholder for the longest period of time. If you own Class A and Class B shares, then unless you choose otherwise, your Class B shares not subject to a CDSC will be redeemed in full prior to any redemption of your Class A shares not subject to a CDSC. The CDSC will not be imposed: (a) when a Fund closes accounts with balances under $1,000; (b) on redemptions when the shareholder dies or becomes disabled (within the meaning of Section 72(m)(7) of the Internal Revenue
Code); and (c) on minimum distributions from IRAs processed under systematic withdrawal plans.

REINSTATEMENT PRIVILEGE

    The Distributor will credit back to your account that proportion of any CDSC that you paid in connection with a redemption of Fund shares if, within 90 days after such redemption, all or any portion of your redemption proceeds are reinvested in shares of the same Class of any of the Funds. YOU MUST NOTIFY THE FUND OF YOUR ELIGIBILITY FOR THIS CREDIT. The shares you receive at the time of such reinvestment will be subject to the same CDSC to which such shares were subject prior to the redemption. The CDSC period will run from the original investment date but will be extended by the number of days between the redemption date and the reinvestment date.

EXCHANGE PRIVILEGE

    Except as provided below, you may exchange some or all of your Fund shares for shares of equal value of the same class of another Fund. If your own Class A or Class I shares of a Fund, you may exchange them for Class A shares (or Class I shares, if you are eligible to purchase Class I shares) of another Fund.

    The minimum amount which you may exchange is $1,000. If you exchange shares that are subject to a CDSC, the CDSC will not be charged when the exchange is made. However, the acquired shares will be subject to the same CDSC as the shares exchanged (as if no exchange had occurred). The Distributor may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares on which you may realize a capital gain or loss for income tax purposes. If you are considering an exchange, you should obtain a prospectus of the Fund whose shares you wish to acquire, and should read it carefully.

EXPEDITED TELEPHONE REDEMPTIONS

    The Funds currently offer certain expedited redemption procedures. The Transfer Agent charges a fee for wire transfers. If you are redeeming shares worth at least $1,000 but not more than $25,000, you may redeem by calling the Funds at 1-800-370-0612. You must have completed the applicable section of the attached general authorization form before the telephone request is received. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine, including requiring that payment be made only to your address of record or to the bank account designated on the authorization form and requiring certain means of telephonic identification. If a Fund fails to employ such procedures, it may be liable for any losses suffered by you as a result of fraudulent instructions. The proceeds of the redemption will be paid by check mailed to your address of record or, if requested at the time of redemption, by wire to the bank designated on the authorization form.

    Your broker may allow you to effect an expedited redemption of Fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the Fund on your behalf.

MONTHLY CASH WITHDRAWAL PLAN

    If you own Fund shares valued at $10,000 or more, you may open a Withdrawal Plan and have a designated amount of money paid monthly to you or another person. Contact the Funds for additional information.

                        DETERMINATION OF NET ASSET VALUE

    The net asset value of each Class of each Fund's shares is determined once daily as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 p.m., New York time) on each day the Exchange is open for trading. The net asset value is computed by dividing the market value of the securities held by the Fund attributable to the Class plus other assets (including income accruals and other receivables) attributable to the Class minus all liabilities (including expense accruals) attributable to the Class by the total number of shares of such Class outstanding at such time.

    Securities which are traded on an exchange or on the NASDAQ National Market System are valued at the last sale price on the exchange or market as of the close of business on the valuation date. Securities for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recent bid and asked prices. Options are valued at market value or fair value if no market exists. Futures contracts are valued in a like manner, except that open futures contract sales are valued using the closing settlement price or, if none, the most recent quoted asked price. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors or by the Investment Adviser in accordance with policies and procedures established by the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates fair value.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

    Substantially all of each Fund's net investment income and net capital gains, if any, will be paid to investors once a year. You may elect to receive distributions in cash or in additional Fund shares (of the same Class of shares to which the distribution relates). If you do not indicate a choice, your distributions will be reinvested in Fund shares.

TAXES

    Each Fund seeks to qualify as a "regulated investment company" under the Internal Revenue Code. If so qualified, each Fund will not be subject to federal income taxes to the extent its earnings are distributed on a timely basis. Each Fund also intends to make distributions as required by the Internal Revenue Code to avoid the 4% federal excise tax.

    Distributions to you from a Fund's income and short-term capital gains will be taxed at "ordinary income" rates. Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your Fund shares. A portion of a Fund's dividends may qualify for the dividends received deduction for corporations. A Fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional Fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes, and if you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.

"BUYING A DISTRIBUTION"

    On the date of a distribution by a Fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a Fund on or before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the Fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying Fund shares at or near the time of a large distribution.

OTHER TAX INFORMATION

    Under federal tax law, some shareholders may be subject to a 31% withholding on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a taxpayer identification number is not on file with the Funds or any of its agents or who, to the Funds' or agent's knowledge, have furnished an incorrect number. In order to avoid this withholding requirement, you must certify that the taxpayer identification number provided is correct and that the investment is not otherwise subject to backup withholding, or is exempt from backup withholding.

    THE FOREGOING TAX DISCUSSION IS GENERAL IN NATURE, AND YOU ARE ADVISED TO CONSULT YOU TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, LOCAL OR FOREIGN TAXATION.

                            PERFORMANCE INFORMATION

    Advertisements and other materials sent to investors may contain various measures of the Funds' performance, including various expressions of total return. Additionally, such advertisements and communications may occasionally cite statistics to reflect the Funds' volatility or risk. Performance for each Class of Fund shares may be calculated on the basis of average annual total return and/ or cumulative total return. These total return figures reflect changes in the price of the shares and assume that any distributions made by a Fund during the measuring period were reinvested in shares of the same Class.

    Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights Tables show total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (E.G., the life of a Fund). Cumulative total return does not show interim fluctuations in the value of an investment.

    Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what consistent annual return would have produced the same cumulative total return. Average annual total returns for more than one year tend to smooth out variations in a Fund's return and are not the same as actual annual results.

    In each case performance figures are based upon past performance. The investment results of each Fund, like all other mutual funds, will fluctuate over time; thus, performance figures should not be considered to represent what an investment may earn in the future or what a Fund's total return or average annual total return may be in any period.

    The Funds' performance from time to time in reports or promotional literature may be compared to generally accepted indices or analyses such as those published by Lipper Analytical Service, Inc., Standard & Poor's Corporation, The Frank Russell Company, Dow Jones & Company, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. and Investment Company Data Incorporated. Performance ratings reported periodically in national financial publications also may be used.

    The Funds' Annual Report will contain certain performance information regarding the Funds and will be made available to you free upon request.

                              GENERAL INFORMATION

    Growth Fund and Jundt Funds, Inc. were organized as Minnesota corporations on May 20, 1991 and October 26, 1995, respectively. Although Growth Fund and Jundt Funds, Inc. are registered with the Securities and Exchange Commission, the SEC does not supervise their management or investments.

    Shares of each Class of a Fund generally have the same voting, dividend, liquidation and other rights. However, expenses relating to the distribution of each Class (Rule 12b-1 fees) are paid solely by such Class. Additionally, shares of each Fund vote together (with each share being entitled to one vote) on matters affecting the Fund generally (such as the Fund's investment advisory agreement, fundamental investment policies and similar matters). However, shares of each Class of a Fund generally vote alone on matters affecting only such Class, such as such Class' Rule 12b-1 plan. In addition, shares of all Classes of Emerging Fund, Opportunity Fund and Twenty-Five Fund generally vote together (with each share being entitled to one vote) with respect to the Board of Directors, independent auditors and other general matters affecting Jundt Funds, Inc. Each Fund's shares are freely transferable. The Board of Directors may designate additional classes of shares of each Fund, each with different sales arrangements and expenses, but has no current intention of doing so. In addition, the Board of Directors may designate additional series of Jundt Funds, Inc., each to represent a new mutual fund.

    The Funds are not required, and therefore do not intend, to hold annual or periodic shareholder meetings. The Board of Directors may decide to call a meeting at any time, and the Funds may be required by Minnesota or federal law to hold shareholder meetings in certain circumstances.

    Under Minnesota law, the Board of Directors has overall responsibility for managing the Funds. In doing so, the directors must act in good faith, in the Funds' best interests and with ordinary prudence. The Articles of Incorporation of Growth Fund and Jundt Funds, Inc. limit the liability of officers and directors to the fullest extent permitted by law.

    For a further discussion of the above matters, see "General Information" in the Statement of Additional Information.

                JUNDT FAMILY OF FUNDS GENERAL AUTHORIZATION FORM
                             (CLASS I SHARES ONLY)
                  QUESTIONS: CALL THE FUNDS AT 1-800-370-0612

I wish to establish or revise my account in the Funds checked below in accordance with these instructions, the terms and conditions of this form and the current Prospectus of the Funds, a copy of which I have received.

INSTRUCTIONS:        1)  Please complete Sections A through F, as applicable. Be sure to sign the certifications in
                         Section F. ALL SHAREHOLDERS MUST SIGN THE GENERAL AUTHORIZATION FORM EXACTLY AS THEIR NAMES
                         APPEAR IN SECTION A. BE SURE ALL JOINT TENANTS SIGN. ONLY THE CUSTODIAN FOR A MINOR MUST SIGN.
                         FIDUCIARIES AND OFFICERS OF CORPORATIONS OR OTHER ORGANIZATIONS SHOULD INDICATE THEIR CAPACITY
                         OR TITLE.
                     2)  Please send this completed form and your check payable to each Fund in which you are investing to:
                         JUNDT FAMILY OF FUNDS, P.O. BOX 419168, KANSAS CITY, MO 64141-6168.
                     3)  If you wish to invest by telephone, call the Funds at 1-800-370-0612. The Funds will assign a new account number to you. Then instruct your commercial bank to wire transfer "Federal Funds"
                         via the Federal Reserve System to: STATE STREET BANK & TRUST COMPANY, ABA #011000028; FOR CREDIT
                         OF: [NAME OF FUND]; ACCOUNT NO.: 9905 154 2; ACCOUNT NUMBER: [ASSIGNED BY TELEPHONE].

              SEE "HOW TO BUY FUND SHARES" IN THE PROSPECTUS FOR ORDER EFFECTIVENESS AND FURTHER INFORMATION.

--------------------------------------------------------------------------------

A. ACCOUNT
REGISTRATION  / / Individual ------------------------------------------------------------------------------------------
                              First Name         Middle         Last Name         Social Security #

1. NAME       / / Joint Investor* ---------------------------------------------------------------------------------------
                                      First Name       Middle       Last Name       Social Security #

              *The account will be registered "Joint tenants with rights of survivorship" unless otherwise specified.

              / / Trust Account -----------------------------------------------------------------------------
                                          Name of Trust                             Tax Identification #

              ----------------------------------------------------------------------------------------------
              Date of Trust                 Trustee(s)

              / / Corporation, Partnership or Other Entity ------------------------------------------------------------
                                                             Type of Entity           Tax Identification #

              ----------------------------------------------------------------------------------------------
              Name of Entity

                    / / Transfer/Gift to Minors
                                                  ---------------------------------------------------------------------------
                                                  Custodian's Name (one name only)           Minor's State of Residence

                                                  ---------------------------------------------------------------------------
                                                  Minor's Name                               Minor's Social Security #

2. ADDRESS                                                                    (   )
                      --------------------------------------------------  -----------------------------------------
                      Address/Apt. No.                                      Area Code     Business Telephone

                                                                              (   )
                      --------------------------------------------------  -----------------------------------------
                      City                      State        Zip Code       Area Code     Home Telephone

--------------------------------------------------------------------------------

B. INITIAL    The minimum initial investment is $1,000. NOTE: THE FUNDS WILL NOT ACCEPT THIRD PARTY
INVESTMENT    CHECKS.

    -      You must complete the attached Eligibility Certification Statement.
    -      Choose one dividend and capital gains distribution option for each Fund. IF NO ELECTION IS MADE, DIVIDENDS AND
           CAPITAL GAINS DISTRIBUTIONS WILL AUTOMATICALLY BE REINVESTED. Indicate whether cash distributions should be sent by check to your address of record or deposited directly in your bank account.

/ /        Deposit directly into my bank account. ATTACHED IS A VOIDED CHECK OR A SAVINGS DEPOSIT FORM SHOWING
           THE BANK ACCOUNT WHERE I WOULD LIKE YOU TO DEPOSIT DIVIDENDS AND DISTRIBUTIONS.
           / / Savings         / / Checking
/ /        Mail check to my address listed in Section A.

                                                               DIVIDENDS AND
                                         AMOUNT YOU ARE        DISTRIBUTIONS
FUND NAME                                  INVESTING       REINVESTED   IN CASH
/ / Jundt Growth Fund                  $                      / /         / /
                                       ------------------
/ / Jundt U.S. Emerging Growth Fund    $                      / /         / /
                                       ------------------
/ / Jundt Opportunity Fund             $                      / /         / /
                                       ------------------
/ / Jundt Twenty-Five Fund             $                      / /         / /
                                       ------------------

--------------------------------------------------------------------------------

C. AUTOMATIC          / / Please arrange with my bank to invest the amount indicated below ($50 minimum) per month in
INVESTMENT                the Funds indicated.
PLAN
                      Please charge my bank account on the 5th day (or next business day) of each month. ATTACHED IS
                      A VOIDED CHECK, PHOTOCOPY OF A CHECK OR A SAVINGS DEPOSIT FORM SHOWING THE BANK ACCOUNT ON
                      WHICH THE INVESTMENT IS GOING TO BE DRAWN.
                      / / Savings         / / Checking

    -      You must complete the attached Eligibility Certification Statement.
    -      Choose one dividend and capital gains distribution option for each Fund. IF NO ELECTION IS MADE, DIVIDENDS AND
           CAPITAL GAINS DISTRIBUTIONS WILL AUTOMATICALLY BE REINVESTED. Indicate whether cash distributions should be sent by check to your address of record or deposited directly in your bank account.

/ /        Deposit directly into my bank account specified above.
/ /        Mail check to my address listed in Section A.

                                        AMOUNT YOU WANT        DIVIDENDS AND
                                         INVESTED EACH         DISTRIBUTIONS
FUND NAME                                    MONTH         REINVESTED   IN CASH
/ / Jundt Growth Fund                  $                      / /         / /
                                       ------------------
/ / Jundt U.S. Emerging Growth Fund    $                      / /         / /
                                       ------------------
/ / Jundt Opportunity Fund             $                      / /         / /
                                       ------------------
/ / Jundt Twenty-Five Fund             $                      / /         / /
                                       ------------------

--------------------------------------------------------------------------------

D. TELEPHONE          SEE TERMS AND CONDITIONS FOR TELEPHONE REDEMPTIONS UNDER "HOW TO REDEEM FUND SHARES --
REDEMPTION PRIVILEGE  EXPEDITED REDEMPTIONS -- EXPEDITED TELEPHONE REDEMPTION" IN THE PROSPECTUS. Please indicate by checking the box below if you want the Telephone Redemption Privilege:
                      / / I hereby elect the Telephone Redemption Privilege. PROVIDED THE TRANSFER AGENT AND THE
                      FUNDS EMPLOY THE PROCEDURES DESCRIBED IN THE PROSPECTUS, I WILL INDEMNIFY AND HOLD HARMLESS THE
                          TRANSFER AGENT, THE DISTRIBUTOR AND THE FUNDS FROM AND AGAINST ALL LOSSES, CLAIMS, EXPENSES
                          AND LIABILITIES THAT MAY ARISE OUT OF, OR BE IN ANY WAY CONNECTED WITH, A REDEMPTION OF
                          SHARES UNDER THIS EXPEDITED REDEMPTION PROCEDURE. Proceeds will be mailed to my address of record or wired to the bank account designated below. ATTACHED IS A VOIDED CHECK, PHOTOCOPY
                          OF A CHECK OR A SAVINGS DEPOSIT FORM SHOWING THE BANK ACCOUNT TO WHICH PROCEEDS OF $1,000
                          OR MORE MAY BE WIRED IF REQUESTED.
                      / / Savings         / / Checking

--------------------------------------------------------------------------------

E. MONTHLY            / / Please send a check for the amounts specified below on the 20th day (or preceding business
WITHDRAWAL            day) of each month (minimum $100) from the Funds indicated below. This service is available only for accounts with balances of $10,000 or more. A contingent deferred sales charge may apply to redemptions of shares. Refer to "How to Redeem Fund Shares" in the Prospectus.

                                                                                AMOUNT OF MONTHLY
FUND NAME                                                                           WITHDRAWAL
/ / Jundt Growth Fund                                                           $
                                                                                ------------------
/ / Jundt U.S. Emerging Growth Fund                                             $
                                                                                ------------------
/ / Jundt Opportunity Fund                                                      $
                                                                                ------------------
/ / Jundt Twenty-Five Fund                                                      $
                                                                                ------------------

________________________________________________________________________________
F. SIGNATURE
AND
CERTIFICATION

Substitute Form W-9             JUNDT FAMILY OF FUNDS

                       SIGNATURE CARD AND                       ----------------------------------------
          TAXPAYER IDENTIFICATION NUMBER CERTIFICATION        Account Number (to be completed by the Fund)

________________________________________________________________________________

PART I
                                                            --------------------------------------
                                                            Social Security Number
         -----------------------------------------------
        Name      PLEASE PRINT
                                                             -----------------------------------------------
                                               REQUIRED ->                          or
                                                             -----------------------------------------------
                                                            Tax Identification Number

                                                             -----------------------------------------------
NOTE:  If the account is in more than one name, give the
       actual owner of the account or the first name
       listed on the account and their Tax Identification   NOTE:  If UGMA/UTMA, provide minor's Social
       Number.                                                     Security or Tax Identification Number.
Tax Residency:   / / U.S.   / / Other ---------------
                   (If you are not a U.S. tax resident,
please attach Form W-8 to this application.)

________________________________________________________________________________

PART II  Are you an organization that meets the Internal Revenue Service ("IRS") definition of an exempt payee (I.E., corpora-
         tions, the United States and its agencies, a state, etc., qualify as exempt but individuals DO NOT qualify as exempt)?
                                                          Yes / /        No / /

________________________________________________________________________________
CERTIFICATION:  UNDER PENALTIES OF PERJURY, I CERTIFY THAT:

(1) THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER; AND

(2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I HAVE NOT BEEN NOTIFIED BY THE IRS THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING.

CERTIFICATION INSTRUCTIONS: You must cross out item (2) above if you have been notified by IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.

I hereby certify that I have received a current Prospectus, agree to be bound by its terms, and that I am empowered and duly authorized to execute and carry out the terms of this General Authorization Form and to purchase and hold the shares subscribed for thereby, and further certify that this General Authorization Form has been duly and validly executed on behalf of the person or entity listed above and constitutes a legal and binding obligation of such person or entity.

I hereby acknowledge that it is my obligation to notify my investment representative (at the time of investment) about my eligibility for any of the special purchase plans detailed in the Prospectus. Absent such notification, none of such plans will automatically be applied to any investment in Fund shares, and I have waived my eligibility for all applicable plans.

THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

________________________________________________________________________________
PLEASE
                                                REQUIRED
SIGN HERE
                Signature->                                Date->
________________________________________________________________________________

JOINT
               Signature->                                Date->
                                        ________________________________________
INVESTORS
PLEASE
SIGN HERE
                Signature->                                Date->
________________________________________________________________________________
    Please be sure to have all joint shareholders sign this card.

________________________________________________________________________________
NOTE: THIS SIGNED PAGE MUST ACCOMPANY THE PREVIOUS PAGE OF GENERAL AUTHORIZATION FORM

                             JUNDT FAMILY OF FUNDS
                      ELIGIBILITY CERTIFICATION STATEMENT

       Name: ___________________________________________________________________

       ELIGIBILITY TO PURCHASE CLASS I SHARES

       The above-named purchaser is eligible to purchase Class I shares of the Funds because it falls into the following categories of investors:

              (CHECK ALL BOXES THAT APPLY)

              / /      Director, officer, employee or consultant of the Funds
(including partners and employees of outside legal counsel to the Funds), Jundt Associates, Inc. or U.S. Growth Investments, Inc. or a member of the immediate family, or a lineal ancestor or descendant, of any such person. Please give details, including name of person and company or firm:

 _______________________________________________________________________________

 _______________________________________________________________________________

              / /      Account for the benefit of any of the foregoing. Please
explain:

 _______________________________________________________________________________

 _______________________________________________________________________________

       I hereby certify that the enclosed investment represents a purchase of Fund shares for myself or a beneficial account. I also certify that, as described in the Funds' current Prospectus, I am eligible to purchase Class I shares, and I will notify the Funds in the event I cease to be so eligible.

                                       Signature: ______________________________

                                       Date:     _______________________________

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               JUNDT GROWTH FUND
                        JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                               ------------------

                                   PROSPECTUS
                                  MAY 1, 1998
                        AS SUPPLEMENTED IN JANUARY 1999

                            ------------------------

                               TABLE OF CONTENTS

Summary of Risk Factors...............          2
Fees and Expenses.....................          3
Financial Highlights..................          7
Investment Objectives and Policies....         10
Management of the Funds...............         14
How to Buy Fund Shares................         17
How to Redeem Your Fund Shares........         21
Determination of Net Asset Value......         23
Dividends, Other Distributions and
 Taxes................................         24
Performance Information...............         25
General Information...................         25

                            ------------------------

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE JUNDT GROWTH FUND, INC., JUNDT FUNDS, INC., THE INVESTMENT ADVISER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, SHARES OF ANY FUND IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL CREATE ANY IMPLICATION THAT INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO THE DATE HEREOF.

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                            1550 Utica Avenue South,
                                   Suite 950
                          Minneapolis, Minnesota 55416

                                  DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                            1550 Utica Avenue South,
                                   Suite 950
                          Minneapolis, Minnesota 55416

                                 ADMINISTRATOR
                         Princeton Administrators, L.P.
                                 P.O. Box 9095
                          Princeton, New Jersey 08543

                                 TRANSFER AGENT
                       Investors Fiduciary Trust Company
                              330 West 9th Street
                          Kansas City, Missouri 64105

                                   CUSTODIAN
                          Norwest Bank Minnesota, N.A.
                              Sixth and Marquette
                          Minneapolis, Minnesota 55479

                              INDEPENDENT AUDITORS
                             KPMG Peat Marwick LLP
                                 99 High Street
                          Boston, Massachusetts 02110

                                 LEGAL COUNSEL
                              Faegre & Benson LLP
                              2200 Norwest Center
                          Minneapolis, Minnesota 55402

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               JUNDT GROWTH FUND
                        JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND

                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
                                 1-800-370-0612
                            ------------------------

    The Jundt Growth Fund, Inc. ("Growth Fund"), Jundt U.S. Emerging Growth Fund ("Emerging Fund"), Jundt Opportunity Fund ("Opportunity Fund") and Jundt Twenty-Five Fund ("Twenty-Five Fund") (collectively, the "Funds") are professionally managed mutual funds. Investors in each Fund become Fund shareholders. Each Fund offers its shares in four classes (Classes A, B, C and I), each subject to different selling and other expenses. This Prospectus relates to each Fund's Class I shares (which are available only to certain investors).

    Each Fund's investment objective is long-term capital appreciation. However, each Fund employs its own investment strategy and therefore involves different risks.

    - GROWTH FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily medium-size to larger American growth companies.

    - EMERGING FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily American emerging growth companies.

    - OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program emphasizing a core portfolio of 30 to 50 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns.

    - TWENTY-FIVE FUND is a non-diversified fund that maintains a more concentrated portfolio of 20 to 30 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns.

    Before you invest, please read this Prospectus carefully and keep it for future reference. It contains important information about the Funds, including information on investment policies, risks and fees. A Statement of Additional Information, containing more information on the Funds, is available free of charge. You may obtain a copy by calling the Funds at 1-800-370-0612.

    SHARES OF THE FUNDS ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF ANY BANK AND ARE NOT ENDORSED OR GUARANTEED BY ANY BANK. THEY ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OF ITS AGENCIES, INCLUDING THE FEDERAL DEPOSIT INSURANCE CORPORATION. SHARES OF THE FUNDS INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

    AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ------------------------

                          PROSPECTUS DATED MAY 1, 1998
                        AS SUPPLEMENTED IN JANUARY 1999

                             (CLASS I SHARES ONLY)

                            SUMMARY OF RISK FACTORS

    An investment in one or more of the Funds may be appropriate if you are comfortable with a more volatile investment and are willing to take risk in the hope of achieving higher long-term returns. If you anticipate needing your money in a short time, or if you prefer a stable investment and would consider selling your Fund shares at the first sign of loss in your investment portfolio, you should consider other investment vehicles. The Funds are not designed to meet these goals.

    While mutual funds are a convenient and potentially rewarding way to invest, they do not always meet their objectives. Please remember that you could lose money with these investments.

    In normal market conditions, each Fund will be substantially invested in a portfolio of common stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

    Emerging Fund will, and Opportunity Fund and Twenty-Five Fund may, from time to time invest a substantial portion of their assets in securities of smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but their values may fluctuate more sharply than those of larger companies as well and subject the Funds to greater price volatility.

    Twenty-Five Fund will normally maintain a portfolio of only 20 to 30 stocks. This more concentrated investment portfolio may subject the Fund to greater price volatility than a mutual fund with a more diversified portfolio.

    In pursuing their investment objectives, Opportunity Fund and Twenty-Five Fund may employ leverage, sell securities short and and buy and sell futures and options contracts to generate additional investment returns. Use of each of these techniques involves significant additional investment risk.

    Each Fund may invest to a limited extent in foreign securities. Foreign securities involve risks not typically associated with domestic investments, including unfavorable changes in currency exchange rates, reduced and less reliable information about issuers and markets, different accounting standards, illiquidity of securities and markets, local economic or political instability and greater market risk in general.

    The risks of investing in each Fund are more fully explained under "Investment Objectives and Policies" below.

                               FEES AND EXPENSES

    The following table illustrates the expenses and fees you would incur as an investor in Class I shares of each Fund and is designed to assist you in making investment decisions. Of course, if you are contemplating an investment in a Fund, you should also consider other relevant factors, including the Fund's investment objective and historical performance.

                                                    GROWTH     EMERGING     OPPORTUNITY     TWENTY-FIVE
                                                     FUND        FUND          FUND            FUND
                                                    ------     --------     -----------     -----------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge Imposed on Purchases.......    NONE(a)     NONE            NONE            NONE
  Sales Charge Imposed on Dividend Reinvestments..    NONE        NONE            NONE            NONE
  Maximum Deferred Sales Load(b)..................    NONE(a)     NONE            NONE            NONE
  Redemption Fees(b) and Exchange Fees............    NONE        NONE            NONE            NONE
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS):
  Investment Advisory Fees(c).....................   1.00%       1.00%           1.30%           1.30%
  Rule 12b-1 Fees.................................    NONE        NONE            NONE            NONE
  Other Expenses (after reimbursements)(d)........   0.93%       0.55%           0.59%           0.70%
                                                    ------     --------     -----------     -----------
TOTAL FUND OPERATING EXPENSES (AFTER
  REIMBURSEMENTS)(d) . .                             1.93%       1.55%           1.89%           2.00%
                                                    ------     --------     -----------     -----------
                                                    ------     --------     -----------     -----------

------------------------

(a) Class I shares of Growth Fund are also offered, in a separate prospectus, to persons that were shareholders on December 28, 1995 and that have continued to be shareholders in one or more of the Funds ever since (and accounts benefitting such persons); however, these persons are required to pay a front-end sales charge of up to 5.25% of the offering price at the time of purchase or, if their investment is for $1 million or more, their shares are subject to a contingent deferred sales charge of up to 1% at the time of redemption.

(b) Service agents and brokers may charge a nominal fee for effecting redemptions of Fund shares.

(c) The investment advisory fee paid by each Fund is higher than the investment advisory fee paid by most other mutual funds.

(d) The Investment Adviser has voluntarily agreed to reimburse Emerging Fund, Opportunity Fund and Twenty-Five Fund for Fund operating expenses in excess of the percentages indicated in the above tables during the year ending December 31, 1998. Thereafter, the Investment Adviser may discontinue or modify such reimbursements. Other Expenses and Total Fund Operating Expenses for Class I shares for the year ended December 31, 1997 would have been approximately 2.10% and 3.10%, respectively, for Emerging Fund, and 5.02% and 6.32%, respectively, for Opportunity Fund. Absent voluntary expense reimbursements, Other Expenses and Total Fund Operating Expenses for Twenty-Five Fund's Class I shares for the year ending December 31, 1998 are estimated to be approximately 2.42% and 3.72%, respectively.

EXAMPLES:

    The following examples illustrates the expenses you would incur on a $1,000 investment over various periods, assuming a 5% annual return and redemption at the end of each period:

                                                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                           -----------  -----------  -----------  -----------
Growth Fund Class I......................................   $      20    $      61    $     104    $     225
Emerging Fund Class I....................................          16           49           84          188
Opportunity Fund Class I.................................          19           59          102          221
Twenty-Five Fund Class I.................................          20           63          N/A          N/A

    The purpose of the fee and expense information set forth above is to assist you in understanding the various costs and expenses that you would bear directly or indirectly in each Fund's Class I shares. You will find more detailed information about these expenses under "Management of the Funds." The Annual Fund Operating Expenses for Growth Fund, Emerging Fund and Opportunity Fund are based on actual expenses for the year ended December 31, 1997. The Annual Fund Operating Expenses for Twenty-Five Fund represent management's good faith estimate of Fund expenses (after voluntary expense reimbursements) for the year ending December 31, 1998. THE FOREGOING INFORMATION SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

    The following Financial Highlights of the Funds' Class I shares have been audited by KPMG Peat Marwick LLP, the Funds' independent auditors, whose report thereon was unqualified. You should read the Financial Highlights in conjunction with the financial statements of the Funds, including the notes and the independent auditors' report, included in the 1997 Annual Report to Shareholders. The Annual Report also contains further information about the performance of the Funds. You may obtain copies without charge by calling the Funds at 1-800-370-0612. The Annual Report is incorporated by reference in the Statement of Additional Information and in this Prospectus. Prior to December 29, 1995, Growth Fund operated as a closed-end investment company.

                                  GROWTH FUND

                                                                                                 YEAR ENDED
                                           YEAR ENDED DECEMBER 31,           PERIOD FROM          JUNE 30,             PERIOD FROM
                                     -----------------------------------      7/1/94 TO    -----------------------     9/3/91* TO
PER SHARE DATA                         1997         1996         1995         12/31/94       1994          1993          6/30/92
-----------------------------------  --------     --------     ---------     -----------   ---------     ---------     -----------
Net asset value, beginning of
  period...........................  $  13.69     $  11.95     $   14.95      $  13.53     $   15.10     $   13.78      $  14.07
                                     --------     --------     ---------     -----------   ---------     ---------     -----------
Operations:
  Net investment income (loss).....     (0.19)       (0.23)        (0.12)        (0.07)        (0.11)        (0.05)         0.13
  Net realized and unrealized gain
    (loss) on investments and
    futures transactions...........      1.63         2.05          2.71          1.83         (0.57)         1.38         (0.30)
                                     --------     --------     ---------     -----------   ---------     ---------     -----------
Total from operations..............      1.44         1.82          2.59          1.76         (0.68)         1.33         (0.17)
Distributions to shareholders:
  From investment income--net......        --           --            --            --            --         (0.01)        (0.12)
  From realized capital
    gains--net.....................     (0.85)       (0.08)        (5.59)           --         (0.52)           --            --
Tax return of capital..............        --           --            --         (0.34)        (0.37)           --            --
                                     --------     --------     ---------     -----------   ---------     ---------     -----------
Net asset value, end of period.....  $  14.28     $  13.69     $   11.95      $  14.95     $   13.53     $   15.10      $  13.78
                                     --------     --------     ---------     -----------   ---------     ---------     -----------
                                     --------     --------     ---------     -----------   ---------     ---------     -----------
Total investment return(1).........     10.85%       15.22%        17.81%        13.06%        (4.53)%        9.64%        (1.30)%
Net assets at end of period (000s
  omitted).........................  $ 80,964     $ 96,458     $ 140,642      $223,317     $ 202,192     $ 473,768      $465,055
Ratio of expenses to average net
  assets...........................      1.93%        1.88%         1.60%         1.58%+        1.55%         1.40%         1.37%+
Ratio of net investment income
  (loss) to average net assets.....     (1.22)%      (1.56)%       (0.72)%       (0.98)%+      (0.63)%       (0.36)%        1.05%+
Portfolio turnover rate (excluding
  short-term securities)...........       115%          57%          155%           19%           70%           66%           20%
Average commission per share(2)....  $ 0.0600     $  .0599           N/A           N/A           N/A           N/A           N/A
                                     --------     --------     ---------     -----------   ---------     ---------     -----------
                                     --------     --------     ---------     -----------   ---------     ---------     -----------

----------------------------------
*   Commencement of operations.

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods prior to December 29, 1995 reflect performance of Growth Fund as a closed-end fund (assuming reinvestment of distributions pursuant to Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end fund, Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total investment returns for periods of less than one full year are not annualized.

(2) For fiscal years beginning in 1996, Growth Fund is required to disclose its average commission rate per share for purchases and sales of investment securities subject to a commission.

+   Adjusted to an annual basis.

                                 EMERGING FUND

                                                    YEAR ENDED   PERIOD FROM 1/2/96
PER SHARE DATA                                       12/31/97       TO 12/31/96*
--------------------------------------------------  ----------   -------------------
Net asset value, beginning of period..............   $   12.51         $ 10.00
                                                    ----------        --------
Operations:
  Investment loss--net............................       (0.07)          (0.11)
  Net realized and unrealized gain (loss) on
    investments and futures transactions..........        4.12            4.53
                                                    ----------        --------
Total from operations.............................        4.05            4.42
Distributions to shareholders:
  From realized capital gains--net................       (3.31)          (1.91)
                                                    ----------        --------
Net asset value, end of period....................   $   13.25         $ 12.51
                                                    ----------        --------
                                                    ----------        --------
Total investment return(1)........................       33.87%          44.32%
Net assets at end of period (000s omitted)........   $  11,773         $ 9,025
Ratio of expenses, before reimbursements, to
  average net assets..............................        3.10%           3.44%+
Ratio of expenses, net of reimbursements, to
  average net assets..............................        1.55%           1.55%+
Ratio of net investment loss to average net
  assets..........................................       (0.63)%         (1.09)%+
Portfolio turnover rate (excluding short-term
  securities).....................................         264%            204%
Average commission per share......................   $  0.0600         $0.0600
                                                    ----------        --------
                                                    ----------        --------

------------------------

*   Commencement of operations.

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

+   Adjusted to an annual basis.

                                OPPORTUNITY FUND

                                                    YEAR ENDED   PERIOD FROM 12/26/96
PER SHARE DATA                                       12/31/97        TO 12/31/96*
--------------------------------------------------  ----------   ---------------------
Net asset value, beginning of period..............   $    9.87          $ 10.00
                                                    ----------          -------
Operations:
  Investment loss--net............................       (0.14)              --
  Net realized and unrealized gain (loss) on
    investments, futures transactions and short
    sale transactions.............................        4.12            (0.13)
                                                    ----------          -------
Total from operations.............................        3.98            (0.13)
Distributions to shareholders:
  From realized capital gains--net................       (2.79)              --
                                                    ----------          -------
Net asset value, end of period....................   $   11.06          $  9.87
                                                    ----------          -------
                                                    ----------          -------
Total investment return(1)........................       41.45%           (1.30)%
Net assets at end of period (000s omitted)........   $   3,973          $   286
Ratio of expenses, before reimbursements, to
  average net assets..............................        6.70%            3.98%+
Ratio of expenses, excluding interest expense, to
  average net assets..............................        6.32%            3.98%+
Ratio of expenses, net of reimbursements and
  excluding interest expense, to average net
  assets..........................................        1.89%            1.89%+
Ratio of net investment loss to average net
  assets..........................................       (1.56)%          (1.89)%+
Portfolio turnover rate (excluding short-term
  securities).....................................         298%               0%
Average commission per share(2)...................   $  0.0600              N/A
                                                    ----------          -------
                                                    ----------          -------

------------------------

*   Commencement of operations.

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

+   Adjusted to an annual basis.

(2) For the period ended December 31, 1996, Opportunity Fund did not incur commissions as a result of securities being purchased in the over-the-counter market.

                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES

    Each Fund's investment objective is long-term capital appreciation. As with any mutual fund, the Funds cannot assure investors that their investment objectives will be achieved. Generation of current income is not an objective of the Funds. Investors looking for current income or short-swing market gains are discouraged from investing in the Funds.

    Each Fund's investment objective, together with certain other investment policies and restrictions designated in this Prospectus as "fundamental" may not be changed without the approval of the Fund's shareholders. Other policies and restrictions may be changed without shareholder approval.

INVESTMENT POLICIES AND RISK CONSIDERATIONS

    In pursuing its investment objective, each Fund employs its own investment strategy and policies. An investment in each Fund, therefore, involves different risks.

    - GROWTH FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily medium-size to larger American growth companies. In normal market conditions, at least half of the Fund's portfolio will be invested in stocks of companies with annual revenues over $750 million. Up to 20% of the Fund's assets may be invested in foreign securities. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions for hedging purposes but not to generate additional investment returns.

    - EMERGING FUND is a diversified fund that maintains a core portfolio of 30 to 50 stocks of primarily American emerging growth companies. In normal market conditions, at least half of the Fund's portfolio will be invested in stocks of companies with annual revenues less than $750 million. Up to 10% of the Fund's assets may be invested in foreign securities. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions for hedging purposes but not to generate additional investment returns.

    - OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program emphasizing, in normal market conditions, a core portfolio of 30 to 50 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns. As described below, these techniques involve additional risk. Up to 10% of the Fund's assets may be invested in foreign securities.

    - TWENTY-FIVE FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of 20 to 30 stocks of American growth companies without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns. As described below, these techniques involve additional risk. Up to 10% of the Fund's assets may be invested in foreign securities.

    SELECTION OF EQUITY INVESTMENTS. The Investment Adviser seeks to invest in stocks of the fastest growing American companies with limited investments in comparable foreign companies. In normal market conditions, at least 65% of each Fund's assets must be invested in equity investments. For each of the Funds, the Investment Adviser seeks companies it believes offer significant potential for growth in revenue and earnings. The Investment Adviser believes that such companies offer investors the greatest potential for long-term capital appreciation. The Investment Adviser uses a long-term fundamental approach in identifying such companies. A "fundamental" approach includes looking at a company's revenue and earnings growth, competitive advantages, management and market opportunities and evaluating whether its stock is fairly valued at the current market price. In general, the Investment Adviser selects investments without regard to industry sectors and other defined selection procedures.

    INVESTMENTS IN SMALLER COMPANIES. Emerging Fund will, and Opportunity Fund and Twenty-Five Fund may, from time to time invest a substantial portion of their assets in securities issued by smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities and the Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    SHORT SALES. When the Investment Adviser anticipates that the price of a security will decline, it may sell the security short on behalf of Opportunity Fund or Twenty-Five Fund and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. All short sales must be fully collateralized, and neither Fund may sell securities short if, immediately after the sale, the value of all securities sold short by the Fund exceeds 25% of the Fund's total assets. In addition, each Fund limits short sales of any one issuer's securities to 5% of the Fund's total assets and to 5% of any one class of the issuer's securities.

    FOREIGN SECURITIES. Growth Fund may invest up to 20%, and Emerging Fund, Opportunity Fund and Twenty-Five Fund may each invest up to 10%, of the value of its total assets in securities of foreign issuers. Each Fund may only purchase foreign securities that are represented by American Depository Receipts listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. Interest or dividend payments on such securities may be subject to foreign withholding taxes. The Funds' investments in foreign securities involve considerations and risks not typically associated with investments in securities of domestic companies, including unfavorable changes in currency exchange rates, reduced and less reliable information about issuers and markets, different accounting standards, illiquidity of securities and markets, local economic or political instability and greater market risk in general.

    DEBT SECURITIES. In normal market conditions, each Fund may invest up to 35% of its total assets in "investment grade" debt securities. However, when the Investment Adviser believes that a defensive investment posture is warranted, each Fund may invest without limitation in investment grade debt securities. Debt securities are "investment grade" if they are rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P") or, if they are unrated, if the Investment Adviser believes that they are comparable in quality. Securities rated Baa or BBB (and similar unrated securities) lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. A Fund will not necessarily dispose of an investment if, after its purchase, its rating slips below investment grade. However, the Investment Adviser will monitor such investments closely and will sell such investments if the Investment Adviser at any time believes that it is in the Fund's best interests. Each Fund also may invest in non-investment grade "convertible" debt securities. See "Convertible Securities."

    CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. A convertible security (a bond or preferred stock) may be converted at a stated price within a specified period of time into a certain number of common shares of the same or a different issuer. Convertible securities are senior to common stock in an issuer's capital structure, but are usually subordinate to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income from common stocks but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuer's common stock. Each Fund may invest in non-investment grade convertible debt securities. Such securities (sometimes referred to as "junk bonds") are considered speculative and may be in poor credit standing or even in default as to payments of principal or interest. Moreover, such securities generally are less liquid than investment grade debt securities.

    BORROWING AND LEVERAGE. Opportunity Fund and Twenty-Five Fund may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases such Funds' market exposure and their risk. When a Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not borrowed money. In addition, the interest the Fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage depends on the Investment Adviser's ability to predict market movements correctly. The amount of money borrowed by a Fund for leverage may not exceed one-third of the Fund's assets (including the amount borrowed).

    OPTIONS AND FUTURES. Each Fund may buy and sell call and put options and futures contracts and related options (including index futures contracts and related options) to hedge against changes in net asset value and, in the case of Opportunity Fund and Twenty-Five Fund, to attempt to realize a greater current return. There is no assurance that the Funds will be able to utilize these instruments effectively for the purposes stated above. Options and futures contracts transactions involve certain costs and risks, which are described below and in the Statement of Additional Information.

    Successful use of futures contracts and related options depends greatly on the Investment Adviser's ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss. In addition, changes in the price of futures contracts or options may not correlate perfectly with the changes in the market value of the securities subject to a hedge. As a result, even a correct market forecast could result in an unsuccessful hedging transaction.

    Other risks arise from a Fund's potential inability to close out futures contracts or options positions. Although each Fund will enter into options or futures contracts transactions only if the Investment Adviser believes that a liquid secondary market exists for such options or futures contracts, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, certain provisions of the Internal Revenue Code may limit each Fund's ability to engage in options and futures contracts transactions.

    Opportunity Fund and Twenty-Five Fund may use futures contracts and related options to enhance investment returns in addition to hedging against market risk. Such use of futures contracts involves risks similar to the use of leverage. Within applicable regulatory limits, Opportunity Fund and Twenty-Five Fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.

    Each Fund expects that its options and futures contracts transactions generally will be conducted on recognized exchanges. Each Fund may in certain instances purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions may be unable to meet their obligations to the Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Investment Adviser, the pricing mechanism and liquidity of over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

    Options and futures contracts involve transaction costs and may require each Fund to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

    NON-DIVERSIFICATION. As "non-diversified" funds, Opportunity Fund and Twenty-Five Fund may invest in a more limited number of issuers than "diversified" funds. This subjects the Funds to greater exposure if the value of any one portfolio investment were to decline. However, neither Fund may invest more than 25% of its assets in any one issuer (excluding U.S. Government securities). Additionally, 50% of each such Fund's assets must be fully diversified. This means that no one issuer (excluding U.S. Government securities) in that half of the portfolio may account for more than 5% of the Fund's total assets.

    SECTOR CONCENTRATION. At times, each Fund may invest more than 25% of its assets in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector will have a greater impact on the Fund than if it had not concentrated in that sector.

    SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each Fund may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

    PORTFOLIO TURNOVER. Each Fund is managed for long-term capital appreciation. However, the Fund's annual portfolio turnover rates (a measure of change in fund investments) have from time to time historically exceeded 100%. Higher portfolio turnover generally involves additional transaction costs to a Fund and may also result in faster realization of taxable capital gains.

INVESTMENT RESTRICTIONS

    Each Fund has adopted certain fundamental investment restrictions which may not be changed without shareholder approval. These restrictions prohibit each Fund, among other matters, from: (a) investing more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries); or (b) borrowing money, except from banks for temporary or emergency purposes or, in the case of Opportunity Fund and Twenty-Five Fund, as required in connection with otherwise permissible leverage activities in an amount not in excess of one-third of the value of the Fund's total assets. Additionally, each Fund has adopted certain non-fundamental investment restrictions which may be changed by the Board of Directors without the approval of the Fund's shareholders. See the Statement of Additional Information for a listing of each Fund's investment restrictions.

BROKERAGE AND PORTFOLIO TRANSACTIONS

    The Investment Adviser is responsible for investment decisions and for executing each Fund's portfolio transactions. The Funds have no obligation to execute transactions with any particular broker-dealer. The Investment Adviser seeks to obtain the best combination of price and execution for each Fund's transactions. However, the Funds do not necessarily pay the lowest commission.

    Where best price and execution may be obtained from more than one broker-dealer, the Investment Adviser may purchase and sell securities through broker-dealers that provide research and other valuable information to the Investment Adviser. Such information may be useful to the Investment Adviser in providing services to clients other than the Funds.

    Consistent with the rules and regulations of the National Association of Securities Dealers, Inc., the Investment Adviser may consider distribution of Fund shares when choosing broker-dealers.

    Other clients of the Investment Adviser have investment objectives similar to those of the Funds. The Investment Adviser, therefore, may combine the purchase or sale of investments for the Funds and its other clients. Such simultaneous transactions may increase the demand for the investments being purchased or the supply of the investments being sold, which may have an adverse effect on price or quantity. The Investment Adviser's policy is to allocate investment opportunities fairly among the clients involved, including the Funds. When two or more clients are purchasing or selling the same security on a given day from or through the same broker-dealer, such transactions may be averaged as to price.

                            MANAGEMENT OF THE FUNDS

    The Board of Directors is responsible for the overall management and operation of each Fund. The Fund's officers are responsible for the day-to-day operations of the Fund under the Board's supervision.

INVESTMENT ADVISER

    The Investment Adviser is responsible for the management of the Funds' investment portfolios. The Investment Adviser was incorporated in December 1982. As of December 31, 1997, the Investment Adviser managed approximately $1 billion of assets for the Funds and other institutional clients.

    Growth Fund and Emerging Fund pay the Investment Adviser advisory fees of 1.00% per year of each Fund's average daily net assets. Opportunity Fund and Twenty-Five Fund pay the Investment Adviser advisory fees of 1.30% per year of each Fund's average daily net assets. Most other mutual funds pay their investment advisers lower fees.

    James R. Jundt serves as Chairman of the Board and Chief Executive Officer of the Investment Adviser and owns 95% of its stock. A trust benefiting Mr. Jundt's children and grandchildren owns the remaining 5% of the Investment Adviser's stock.

PORTFOLIO MANAGERS

    The Investment Adviser employs a team approach in conducting its portfolio management activities, and all investment decisions are made by one or both of the firm's portfolio managers: James R. Jundt and Marcus E. Jundt.

    James R. Jundt, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis, Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded the Investment Adviser. He has served as Chairman of the Board, President and Chief Executive Officer of Growth Fund since 1991 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 34 years of investment experience. Mr. Jundt also serves as Chairman of the Board of the Distributor.

    Marcus E. Jundt, son of James R. Jundt, has been Vice Chairman of the Investment Adviser since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. He has served as a portfolio manager of Growth Fund since 1992 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 11 years of investment and related experience. Mr. Jundt also serves as the President of the Distributor.

    Effective in January of 1999, Donald M. Longlet and Thomas L. Press, formerly portfolio managers of the Funds and the Adviser, resigned from the Adviser.

ADMINISTRATOR

    Princeton Administrators, L.P. (the "Administrator"), an affiliate of Merrill Lynch, Pierce, Fenner & Smith, Inc., performs various administrative and accounting services for the Funds. Growth Fund currently pays the Administrator fees of .20% per year of the Fund's average daily net assets. Emerging Fund, Opportunity Fund and Twenty-Five Fund each pay the Administrator fees of .20% per year of the Fund's average daily net assets (subject to a minimum of $40,000 per year per Fund).

DISTRIBUTOR

    U.S. Growth Investments, Inc. (the "Distributor"), a firm owned by James R. Jundt, serves as the distributor for each Fund. There are no Rule 12b-1 plans or expenses affecting any Fund's Class I shares.

    The Distributor may pay certain cash incentives of up to $100 and/or non cash incentives to its investment executives and other authorized firms. In some instances, other incentives may be made available only to selected broker-dealers and financial institutions, based on certain objective standards. In addition, the Distributor may pay additional amounts to qualifying broker-dealers or firms for certain services or activities which are primarily intended to result in sales of Fund shares.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN; SUBACCOUNTING AGENTS

    Investors Fiduciary Trust Company (the "Transfer Agent"), 330 West 9th Street, Kansas City, Missouri 64105, serves as the Funds' transfer agent and dividend disbursing agent. Norwest Bank Minnesota, N.A., Norwest Center, Sixth and Marquette, Minneapolis, Minnesota 55479, serves as the Funds' custodian. In addition, the Funds compensate certain broker-dealers that sell Fund shares for performing various accounting and administrative services with respect to large street-name accounts maintained by such broker-dealers.

YEAR 2000 ISSUES

    Many existing computer programs and systems, including some used by the Investment Adviser, the Administrator, the Transfer Agent and the Funds' custodian bank in connection with their respective services to the Funds, have been written in such a way that, without modification, they will not properly process and calculate date-related information and data from and after January 1, 2000. The Funds have been advised that the Investment Adviser, the Administrator, the Transfer Agent and the Funds' custodian bank are in the process of making any required modifications of their programs and systems and that they believe that they will complete such modifications on a timely basis and will be able to properly process such information and data for the Funds after that date. The cost of these modifications will not affect the Funds. However, failure by any of the Funds' service providers to successfully complete the required modifications in a timely manner could have a material adverse impact on the Funds.

                             HOW TO BUY FUND SHARES

    Each Fund's Class I shares are being offered in this Prospectus only to directors, officers, employees or consultants to the Fund (including partners and employees of the Fund's legal counsel), the Investment Adviser and the Distributor, immediate family members of such persons, and lineal ancestors (parents, grandparents, etc.) and descendants (children, grandchildren, etc.) of such persons. Accounts benefitting any of such persons may also purchase Class I shares.

    Each Fund's Class I shares are sold to such persons at their net asset value next determined after an order is received. The applicable Fund receives the entire net asset value per share.

    The minimum initial investment is $1,000. The minimum additional investment is $50. A Fund may waive or reduce these minimums for certain retirement and employee savings plans or custodial accounts for the benefit of minors. You may purchase Fund shares from the Distributor, the Transfer

Agent and firms that have selling agreements with the Distributor. MOST FIRMS ARE NOT AUTHORIZED TO SELL CLASS I SHARES. You may buy Class I shares by opening an account either by mail or by phone.

    AUTOMATIC INVESTMENT PLAN. You may make automatic monthly investments through each Fund's Automatic Investment Plan. For additional information, call your broker or the Funds.

    PURCHASES BY MAIL. To open an account by mail, complete the attached general authorization form and mail it, along with a check payable to the Fund, to: Jundt Family of Funds, P.O. Box 419168, Kansas City, MO 64141-6168 (for regular mail) or 330 West 9th Street, Kansas City, MO 64105 (for overnight delivery). You may not purchase shares with a third party check.

    PURCHASES BY TELEPHONE. To open an account by telephone, call 1-800-370-0612 to obtain an account number and instructions. Information concerning the account will be taken over the phone. You must then request a commercial bank with which you have an account and which is a member of the Federal Reserve System to transmit Federal Funds by wire to the Fund you choose as follows: State Street Bank & Trust Company, ABA #011000028, for credit of:
[Name of Fund], Account No.: 9905-154-2, Account Number: [assigned by telephone]. Your bank may charge you for the wire transfer. You must then complete the general authorization form attached to this Prospectus and mail it to the Fund after making the initial telephone purchase.

    PURCHASES BY TAX-DEFERRED RETIREMENT PLANS. You may establish an account in any Fund as an Individual Retirement Account ("IRA"). You should consult with your tax advisor to determine if you qualify to deduct all or part of any IRA contribution for purposes of federal and state income tax returns. You may also be able to purchase Fund shares as an investment for other qualified retirement plans in which you participate, such as profit-sharing and money purchase plans, 401(k) programs, 403(b) plans, Simplified Employer Pension (SEP) Plans and others. You should consult your employer or plan administrator before investing. Call the Funds at 1-800-370-0612 for more information and application forms.

                         HOW TO REDEEM YOUR FUND SHARES

    You normally may redeem your Fund shares on any business day at their net asset value next determined after the Fund has received your redemption request in good order. The Funds normally make payment within three days thereafter. However, if you very recently purchased such shares by personal check, your redemption payment may be delayed (typically for not more than 15 days) to permit your check to clear.

    The value of shares redeemed may be more or less than their original cost depending upon their net asset value at the time of redemption.

    You may not redeem your Fund shares on any day that the New York Stock Exchange is closed (normally, weekends and national holidays). The Funds also may suspend your right of redemption if permitted by applicable laws and rules that are designed to protect Fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the Funds to determine their net asset values or to sell their investments in an orderly manner).

    If redemptions cause any of your Fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the Fund notifies you in writing, the Fund may close your account and mail you a check for your account balance.

SIGNATURE GUARANTEES

    Your request to sell shares must be made in writing. Additionally, a signature guarantee may be required if any of the following situations apply:

    - You request to redeem more than $50,000 worth of shares.

    - Your account registration or address has changed within the last 30 days.

    - The check is being mailed to a different address than the one on your account.

    - The check is being made payable to someone other than the account owner.

    - The redemption or exchange proceeds are being transferred to an account with a different registration.

    You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

EXCHANGE PRIVILEGE

    Except as provided below, you may exchange some or all of your Class I Fund shares for Class I shares of equal value of another Fund.

    The minimum amount which you may exchange is $1,000. The Distributor may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares on which you may realize a capital gain or loss for income tax purposes. If you are considering an exchange, you should obtain a prospectus of the Fund whose shares you wish to acquire, and should read it carefully.

EXPEDITED TELEPHONE REDEMPTIONS

    The Funds currently offer certain expedited redemption procedures. The Transfer Agent charges a fee for wire transfers. If you are redeeming shares worth at least $1,000 but not more than $25,000, you may redeem by calling the Funds at 1-800-370-0612. You must have completed the applicable section of the attached general authorization form before the telephone request is received. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine, including requiring that payment be made only to your address of record or to the bank account designated on the authorization form and requiring certain means of telephonic identification. If a Fund fails to employ such procedures, it may be liable for any losses suffered by you as a result of fraudulent instructions. The proceeds of the redemption will be paid by check mailed to your address of record or, if requested at the time of redemption, by wire to the bank designated on the authorization form.

    Your broker may allow you to effect an expedited redemption of Fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the Fund on your behalf.

MONTHLY CASH WITHDRAWAL PLAN

    If you own Fund shares valued at $10,000 or more, you may open a Withdrawal Plan and have a designated amount of money paid monthly to you or another person. Contact the Funds for additional information.

                        DETERMINATION OF NET ASSET VALUE

    The net asset value of each Fund's shares is determined once daily as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 p.m., New York time) on each day the Exchange is open for trading. The net asset value is computed by dividing the market value of the securities held by the Fund attributable to the Class plus other assets (including income accruals and other receivables) attributable to the Class minus all liabilities (including expense accruals) attributable to the Class by the total number of shares of such Class outstanding at such time.

    Securities which are traded on an exchange or on the NASDAQ National Market System are valued at the last sale price on the exchange or market as of the close of business on the valuation date. Securities for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recent bid and asked prices. Options are valued at market value or fair value if no market exists. Futures contracts are valued in a like manner, except that open futures contract sales are valued using the closing settlement price or, if none, the most recent quoted asked price. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors or by the Investment Adviser in accordance with policies and procedures established by the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates fair value.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

    Substantially all of each Fund's net investment income and net capital gains, if any, will be paid to investors once a year. You may elect to receive distributions in cash or in additional Class I shares. If you do not indicate a choice, your distributions will be reinvested in Fund shares.

TAXES

    Each Fund seeks to qualify as a "regulated investment company" under the Internal Revenue Code. If so qualified, each Fund will not be subject to federal income taxes to the extent its earnings are distributed on a timely basis. Each Fund also intends to make distributions as required by the Internal Revenue Code to avoid the 4% federal excise tax.

    Distributions to you from a Fund's income and short-term capital gains will be taxed at "ordinary income" rates. Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your Fund shares. A portion of a Fund's dividends may qualify for the dividends received deduction for corporations. A Fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional Fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes, and if you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.

"BUYING A DISTRIBUTION"

    On the date of a distribution by a Fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a Fund on or before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the Fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying Fund shares at or near the time of a large distribution.

OTHER TAX INFORMATION

    Under federal tax law, some shareholders may be subject to a 31% withholding on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a taxpayer identification number is not on file with the Funds or any of its agents or who, to the Funds' or agent's knowledge, have furnished an incorrect number. In order to avoid this withholding requirement, you must certify that the taxpayer identification number provided is correct and that the investment is not otherwise subject to backup withholding, or is exempt from backup withholding.

    THE FOREGOING TAX DISCUSSION IS GENERAL IN NATURE, AND YOU ARE ADVISED TO CONSULT YOU TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, LOCAL OR FOREIGN TAXATION.

                            PERFORMANCE INFORMATION

    Advertisements and other materials sent to investors may contain various measures of the Funds' performance, including various expressions of total return. Additionally, such advertisements and communications may occasionally cite statistics to reflect the Funds' volatility or risk. Performance for each Class of Fund shares may be calculated on the basis of average annual total return and/ or cumulative total return. These total return figures reflect changes in the price of the shares and assume that any distributions made by a Fund during the measuring period were reinvested in shares of the same Class.

    Cumulative total return represents the actual rate of return on an investment for a specified period. The Financial Highlights Tables show total return for a single fiscal period. Cumulative total return is generally quoted for more than one year (E.G., the life of a Fund). Cumulative total return does not show interim fluctuations in the value of an investment.

    Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what consistent annual return would have produced the same cumulative total return. Average annual total returns for more than one year tend to smooth out variations in a Fund's return and are not the same as actual annual results.

    In each case performance figures are based upon past performance. The investment results of each Fund, like all other mutual funds, will fluctuate over time; thus, performance figures should not be considered to represent what an investment may earn in the future or what a Fund's total return or average annual total return may be in any period.

    The Funds' performance from time to time in reports or promotional literature may be compared to generally accepted indices or analyses such as those published by Lipper Analytical Service, Inc., Standard & Poor's Corporation, The Frank Russell Company, Dow Jones & Company, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. and Investment Company Data Incorporated. Performance ratings reported periodically in national financial publications also may be used.

    The Funds' Annual Report will contain certain performance information regarding the Funds and will be made available to you free upon request.

                              GENERAL INFORMATION

    Growth Fund and Jundt Funds, Inc. were organized as Minnesota corporations on May 20, 1991 and October 26, 1995, respectively. Although Growth Fund and Jundt Funds, Inc. are registered with the Securities and Exchange Commission, the SEC does not supervise their management or investments.

    Shares of each Class of a Fund generally have the same voting, dividend, liquidation and other rights. However, expenses relating to the distribution of each Class (Rule 12b-1 fees) are paid solely by such Class. Additionally, shares of each Fund vote together (with each share being entitled to one vote) on matters affecting the Fund generally (such as the Fund's investment advisory agreement, fundamental investment policies and similar matters). However, shares of each Class of a Fund generally vote alone on matters affecting only such Class, such as such Class' Rule 12b-1 plan. In addition, shares of all Classes of Emerging Fund, Opportunity Fund and Twenty-Five Fund generally vote together (with each share being entitled to one vote) with respect to the Board of Directors, independent auditors and other general matters affecting Jundt Funds, Inc. Each Fund's shares are freely transferable. The Board of Directors may designate additional classes of shares of each Fund, each with different sales arrangements and expenses, but has no current intention of doing so. In addition, the Board of Directors may designate additional series of Jundt Funds, Inc., each to represent a new mutual fund.

    The Funds are not required, and therefore do not intend, to hold annual or periodic shareholder meetings. The Board of Directors may decide to call a meeting at any time, and the Funds may be required by Minnesota or federal law to hold shareholder meetings in certain circumstances.

    Under Minnesota law, the Board of Directors has overall responsibility for managing the Funds. In doing so, the directors must act in good faith, in the Funds' best interests and with ordinary prudence. The Articles of Incorporation of Growth Fund and Jundt Funds, Inc. limit the liability of officers and directors to the fullest extent permitted by law.

    For a further discussion of the above matters, see "General Information" in the Statement of Additional Information.

                               JUNDT GROWTH FUND
                        JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            ------------------------

                           PROSPECTUS (CLASS I ONLY)
                                  MAY 1, 1998
                        AS SUPPLEMENTED IN JANUARY 1999
                            ------------------------

                               TABLE OF CONTENTS

Summary of Risk Factors..............................................................          2
Fees and Expenses....................................................................          3
Financial Highlights.................................................................          5
Investment Objectives and Policies...................................................          8
Management of the Funds..............................................................         12
How to Buy Fund Shares...............................................................         14
How to Redeem Your Fund Shares.......................................................         15
Determination of Net Asset Value.....................................................         17
Dividends, Other Distributions and Taxes.............................................         17
Performance Information..............................................................         18
General Information..................................................................         19

          INVESTMENT ADVISER                          TRANSFER AGENT
        Jundt Associates, Inc.              Investors Fiduciary Trust Company
  1550 Utica Avenue South, Suite 950               330 West 9th Street
     Minneapolis, Minnesota 55416              Kansas City, Missouri 64105
             DISTRIBUTOR                                CUSTODIAN
    U.S. Growth Investments, Inc.              Norwest Bank Minnesota, N.A.
  1550 Utica Avenue South, Suite 950               Sixth and Marquette
     Minneapolis, Minnesota 55416              Minneapolis, Minnesota 55479
            ADMINISTRATOR                          INDEPENDENT AUDITORS
    Princeton Administrators, L.P.                KPMG Peat Marwick LLP
            P.O. Box 9095                             99 High Street
     Princeton, New Jersey 08543               Boston, Massachusetts 02110

                                 LEGAL COUNSEL
                              Faegre & Benson LLP
                              2200 Norwest Center
                          Minneapolis, Minnesota 55402
                            ------------------------

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE JUNDT GROWTH FUND, INC., JUNDT FUNDS, INC., THE INVESTMENT ADVISER OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, SHARES OF ANY FUND IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE MADE HEREUNDER SHALL CREATE ANY IMPLICATION THAT INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO THE DATE HEREOF.